UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Blvd., Suite 201
Paoli, PA 19301
(Address of principal executive offices) (Zip code)

Joe M. Thomson
16 Industrial Blvd., Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.3%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	12,561	$274,960
Omnicom Group, Inc. (a)	7,936	608,295
		883,255
Aerospace/Defense - 2.7%
Arconic, Inc. (a)	14,330	430,760
Boeing Co.	19,402	6,875,487
General Dynamics Corp.	9,702	2,158,501
Harris Corp.	4,145	660,630
L3 Technologies, Inc.	2,746	583,415
Lockheed Martin Corp.	8,795	3,120,906
Northrop Grumman Corp.	6,056	2,062,250
Raytheon Co.	10,161	2,123,039
Rockwell Collins, Inc.	5,663	784,269
TransDigm Group, Inc. (a)	1,686	534,310
United Technologies Corp.	25,627	3,536,782
		22,870,349
Agriculture - 1.4%
Altria Group, Inc.	67,040	4,715,594
Archer-Daniels-Midland Co.	19,649	843,924
Philip Morris International, Inc.	53,819	5,771,011
		11,330,529
Airlines - 0.5%
Alaska Air Group, Inc.	4,348	285,794
American Airlines Group, Inc.	14,998	814,691
Delta Air Lines, Inc.	23,139	1,313,601
Southwest Airlines Co.	19,253	1,170,583
United Continental Holdings, Inc. (b)	8,732	592,204
		4,176,873
Apparel - 0.6%
Hanesbrands, Inc. (a)	12,403	269,393
Michael Kors Holdings Ltd. (b)	5,309	350,394
NIKE, Inc. - Class B	46,207	3,152,242
Ralph Lauren Corp.	1,666	190,440
Under Armour, Inc. - Class A (a) (b)	6,513	90,270
Under Armour, Inc. - Class C (a) (b)	6,546	84,116
VF Corp.	11,572	938,952
		5,075,807
Auto Manufacturers - 0.5%
Ford Motor Co.	136,803	1,500,729
General Motors Co.	44,969	1,907,135
PACCAR, Inc.	12,288	916,193
		4,324,057
Auto Parts & Equipment - 0.2%
Aptiv Plc (b)	9,363	888,362
BorgWarner, Inc.	6,543	368,109
Goodyear Tire & Rubber Co.	8,649	301,158
		1,557,629

Banks - 8.1%
Bank of America Corp.	336,917	10,781,344
Bank of New York Mellon Corp. (a)	35,639	2,020,731
BB&T Corp.	27,813	1,534,999
Capital One Financial Corp.	16,894	1,756,300
Citigroup, Inc.	91,693	7,196,067
Citizens Financial Group, Inc.	16,503	757,488
Comerica, Inc.	5,889	560,751
Fifth Third Bancorp	24,815	821,376
Goldman Sachs Group, Inc.	12,112	3,244,684
Huntington Bancshares, Inc.	38,092	616,328
JPMorgan Chase & Co.	120,577	13,947,142
KeyCorp.	36,416	779,302
M&T Bank Corp.	5,560	1,060,737
Morgan Stanley	47,952	2,711,686
Northern Trust Corp.	7,882	830,684
PNC Financial Services Group, Inc.	16,550	2,615,231
Regions Financial Corp.	38,845	746,989
State Street Corp.	13,033	1,435,846
SunTrust Banks, Inc.	16,778	1,186,205
US Bancorp	55,475	3,169,841
Wells Fargo & Co.	153,883	10,122,424
Zions Bancorp	7,057	381,290
		68,277,445
Beverages - 1.9%
Brown-Forman Corp. - Class B	6,820	472,626
Coca-Cola Co.	132,951	6,327,138
Constellation Brands, Inc. - Class A	5,980	1,312,431
Dr Pepper Snapple Group, Inc.	6,315	753,695
Molson Coors Brewing Co. - Class B	6,505	546,550
Monster Beverage Corp. (b)	14,508	989,881
PepsiCo, Inc.	49,300	5,930,790
		16,333,111
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (b)	7,808	931,651
Amgen, Inc.	25,105	4,670,785
Biogen, Inc. (b)	7,368	2,562,664
Celgene Corp. (b)	27,371	2,768,850
Gilead Sciences, Inc.	45,704	3,829,995
Illumina, Inc. (b)	5,091	1,184,370
Incyte Corp. (b)	6,004	542,101
Regeneron Pharmaceuticals, Inc. (b)	2,707	992,522
Vertex Pharmaceuticals, Inc. (b)	8,840	1,475,131
		18,958,069
Building Materials - 0.4%
Fortune Brands Home & Security, Inc.	5,943	421,537
Johnson Controls International Plc	32,613	1,276,147
Martin Marietta Materials, Inc.	2,559	583,887
Masco Corp.	11,147	497,825
Vulcan Materials Co.	4,596	622,298
		3,401,694

Chemicals - 2.0%
Air Products & Chemicals, Inc.	7,660	1,289,714
Albemarle Corp. (a)	3,872	432,076
CF Industries Holdings, Inc.	8,199	347,966
DowDuPont, Inc.	81,091	6,128,858
Eastman Chemical Co.	5,059	501,752
FMC Corp.	4,417	403,405
International Flavors & Fragrances, Inc.	2,768	416,030
LyondellBasell Industries NV - Class A	11,316	1,356,109
Monsanto Co.	15,156	1,846,001
Mosaic Co.	12,347	337,073
PPG Industries, Inc.	8,702	1,033,188
Praxair, Inc.	10,013	1,616,999
Sherwin-Williams Co.	2,859	1,192,518
		16,901,689
Commercial Services - 1.8%
Automatic Data Processing, Inc.	15,559	1,923,559
Cintas Corp.	2,840	478,398
Ecolab, Inc.	8,859	1,219,707
Equifax, Inc.	4,209	525,830
Gartner, Inc. (b)	3,203	444,384
Global Payments, Inc.	5,381	601,488
H&R Block, Inc.	6,664	176,863
IHS Markit Ltd. (b)	12,731	607,651
Moody's Corp.	6,069	981,904
Nielsen Holdings PLC	11,742	439,268
PayPal Holdings, Inc. (b)	39,752	3,391,641
Quanta Services, Inc. (b)	5,605	215,736
Robert Half International, Inc.	4,309	249,405
S&P Global, Inc.	8,971	1,624,648
Total System Services, Inc.	5,778	513,433
United Rentals, Inc. (b)	2,924	529,566
Verisk Analytics, Inc. (a) (b)	5,227	522,961
Western Union Co.	16,221	337,235
		14,783,677
Computers - 5.4%
Accenture PLC	21,648	3,478,834
Apple, Inc.	178,636	29,909,025
Cognizant Technology Solutions Corp. - Class A	20,480	1,597,030
CSRA, Inc. (a)	4,792	159,478
DXC Technology Co.	9,883	983,853
Hewlett Packard Enterprise Co.	53,702	880,713
HP, Inc.	57,822	1,348,409
International Business Machines Corp.	29,812	4,880,224
NetApp, Inc.	9,445	580,867
Seagate Technology PLC (a)	10,063	555,478
Western Digital Corp.	10,272	914,003
		45,287,914

Cosmetics/Personal Care - 1.3%
Colgate-Palmolive Co.	30,787	2,285,627
Coty, Inc. - Class A	16,545	324,447
Estee Lauder Cos., Inc.	7,827	1,056,332
Procter & Gamble Co.	88,425	7,634,615
		11,301,021
Distribution/Wholesale - 0.2%
Fastenal Co. (a)	9,545	524,593
LKQ Corp. (b)	10,775	452,874
WW Grainger, Inc.	1,785	481,343
		1,458,810
Diversified Financial Services - 3.8%
Affiliated Managers Group, Inc.	1,913	381,892
Alliance Data Systems Corp.	1,686	432,729
American Express Co.	25,342	2,518,995
Ameriprise Financial, Inc.	5,202	877,577
BlackRock, Inc.	4,360	2,449,448
Cboe Global Markets, Inc.	3,937	529,093
Charles Schwab Corp.	41,719	2,225,291
CME Group, Inc.	11,857	1,819,812
Discover Financial Services	12,795	1,021,041
E*TRADE Financial Corp. (b)	9,595	505,656
Franklin Resources, Inc.	11,499	487,673
Intercontinental Exchange, Inc.	20,596	1,520,809
Invesco Ltd.	13,904	502,352
MasterCard, Inc. - Class A	32,411	5,477,459
NASDAQ, Inc.	3,821	309,157
Navient Corp.	9,518	135,632
Raymond James Financial, Inc.	5,122	493,710
Synchrony Financial	25,870	1,026,522
T Rowe Price Group, Inc.	8,294	925,859
Visa, Inc. - Class A	62,893	7,813,197
		31,453,904
Electric - 2.5%
AES Corp.	21,648	250,251
Alliant Energy Corp.	8,040	319,590
Ameren Corp.	7,974	451,568
American Electric Power Co., Inc.	17,222	1,184,529
CenterPoint Energy, Inc.	15,074	424,785
CMS Energy Corp.	9,863	441,369
Consolidated Edison, Inc. (a)	10,802	868,049
Dominion Energy, Inc.	22,626	1,729,531
DTE Energy Co.	6,248	660,039
Duke Energy Corp.	24,494	1,922,779
Edison International	11,361	710,403
Entergy Corp.	6,252	491,970
Eversource Energy	11,099	700,236
Exelon Corp.	33,572	1,292,858
FirstEnergy Corp.	15,557	511,825
NextEra Energy, Inc.	16,251	2,574,483
NRG Energy, Inc. (a)	9,502	247,147
PG&E Corp.	17,922	760,430
Pinnacle West Capital Corp.	3,905	312,205
PPL Corp.	23,915	762,171
Public Service Enterprise Group, Inc.	17,726	919,448
SCANA Corp.	5,003	203,322
Southern Co.	34,542	1,558,190
WEC Energy Group, Inc.	11,062	711,287
Xcel Energy, Inc.	17,779	811,433
		20,819,898

Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	1,373	212,046
AMETEK, Inc.	8,033	612,918
Emerson Electric Co.	22,572	1,630,376
		2,455,340
Electronics - 1.4%
Agilent Technologies, Inc.	11,224	824,178
Allegion PLC	3,327	286,488
Amphenol Corp. - Class A	10,668	989,670
Corning, Inc.	30,551	953,802
FLIR Systems, Inc.	4,400	225,324
Fortive Corp.	10,655	809,993
Garmin Ltd. (a)	3,886	244,585
Honeywell International, Inc.	26,688	4,261,273
Mettler-Toledo International, Inc. (b)	868	586,126
PerkinElmer, Inc.	3,865	309,819
TE Connectivity Ltd.	12,344	1,265,630
Waters Corp. (b)	2,691	580,207
		11,337,095
Engineering & Construction - 0.1%
Fluor Corp.	4,614	280,070
Jacobs Engineering Group, Inc.	4,257	295,691
		575,761
Environmental Control - 0.2%
Republic Services, Inc.	7,770	534,576
Stericycle, Inc. (b)	2,775	209,124
Waste Management, Inc.	14,057	1,243,060
		1,986,760
Food - 1.3%
Campbell Soup Co.	6,721	312,863
ConAgra Foods, Inc.	14,274	542,412
General Mills, Inc.	19,361	1,132,425
Hershey Co.	4,685	516,896
Hormel Foods Corp. (a)	9,025	309,828
JM Smucker Co.	3,901	494,998
Kellogg Co.	8,737	595,077
Kroger Co.	31,361	952,120
McCormick & Co., Inc.	4,121	448,241
Mondelez International, Inc. - Class A	52,585	2,334,774
Sysco Corp.	16,940	1,065,018
The Kraft Heinz Co.	20,426	1,601,194
Tyson Foods, Inc. - Class A	10,164	773,582
		11,079,428
Forest Products & Paper - 0.1%
International Paper Co.	14,455	908,641
Gas - 0.1%
NiSource, Inc.	10,573	260,942
Sempra Energy (a)	8,828	944,772
		1,205,714

Hand/Machine Tools - 0.1%
Snap-On, Inc. (a)	1,916	328,230
Stanley Black & Decker, Inc.	5,400	897,642
		1,225,872
Healthcare-Products - 3.2%
Abbott Laboratories	60,792	3,778,831
Align Technology, Inc. (b)	2,540	665,480
Baxter International, Inc.	17,499	1,260,453
Becton Dickinson and Co.	9,221	2,240,150
Boston Scientific Corp. (b)	48,003	1,342,164
Danaher Corp.	21,359	2,163,240
DENTSPLY SIRONA, Inc.	7,708	468,723
Edwards Lifesciences Corp. (b)	7,132	902,769
Henry Schein, Inc. (a) (b)	5,555	420,402
Hologic, Inc. (b)	9,795	418,247
IDEXX Laboratories, Inc. (b)	3,002	561,494
Intuitive Surgical, Inc. (b)	3,911	1,688,261
Medtronic PLC	46,824	4,021,713
Patterson Cos., Inc. (a)	2,406	86,351
ResMed, Inc.	4,983	502,237
Stryker Corp.	11,235	1,846,809
The Cooper Cos., Inc.	1,702	416,428
Thermo Fisher Scientific, Inc.	14,097	3,159,279
Varian Medical Systems, Inc. (b)	2,962	377,655
Zimmer Biomet Holdings, Inc.	6,901	877,255
		27,197,941
Healthcare-Services - 2.3%
Aetna, Inc.	11,454	2,139,836
Anthem, Inc.	9,026	2,237,094
Centene Corp. (b)	6,053	649,124
Cigna Corp.	8,655	1,803,269
DaVita, Inc. (b)	5,397	421,182
Envision Healthcare Corp. (b)	4,272	153,749
HCA Healthcare, Inc. (b)	9,572	968,304
Humana, Inc.	4,868	1,371,948
IQVIA Holdings, Inc. (b)	4,787	489,184
Laboratory Corp. of American Holdings (b)	3,520	614,240
Quest Diagnostics, Inc.	4,819	509,947
UnitedHealth Group, Inc. (a)	33,642	7,965,753
Universal Health Services, Inc. - Class B	2,797	339,835
		19,663,465
Holding Companies-Diversified - 0.0% (c)
Leucadia National Corp.	11,154	301,939
Home Builders - 0.2%
DR Horton, Inc.	11,886	583,008
Lennar Corp. - Class A (a)	7,601	476,279
PulteGroup, Inc.	9,452	300,857
		1,360,144

Home Furnishings - 0.1%
Leggett & Platt, Inc.	4,064	189,017
Whirlpool Corp.	2,438	442,302
		631,319
Household Products/Wares - 0.3%
Avery Dennison Corp.	2,928	359,207
Church & Dwight Co., Inc.	8,766	428,219
Clorox Co.	4,505	638,314
Kimberly-Clark Corp.	12,342	1,444,014
		2,869,754
Housewares - 0.1%
Newell Brands, Inc.	17,173	454,054
Insurance - 4.3%
Aflac, Inc.	13,848	1,221,394
Allstate Corp.	12,592	1,243,712
American International Group, Inc.	31,589	2,019,169
Aon PLC	8,517	1,210,862
Arthur J Gallagher & Co.	6,270	428,366
Assurant, Inc.	1,762	161,188
Berkshire Hathaway, Inc. - Class B (b)	66,863	14,334,090
Brighthouse Financial, Inc. (b)	3,497	224,717
Chubb Ltd. (a)	16,077	2,510,424
Cincinnati Financial Corp.	5,182	398,496
Everest Re Group Ltd.	1,482	340,564
Hartford Financial Services Group, Inc. (a)	11,919	700,360
Lincoln National Corp.	7,761	642,611
Loews Corp.	9,050	467,433
Marsh & McLennan Cos., Inc.	17,914	1,496,177
MetLife, Inc.	37,017	1,779,407
Principal Financial Group, Inc.	8,992	607,859
Progressive Corp.	20,022	1,083,190
Prudential Financial, Inc.	14,961	1,777,666
Torchmark Corp.	3,737	339,506
Travelers Cos., Inc.	9,411	1,410,897
Unum Group	7,878	419,031
Willis Towers Watson PLC	4,652	746,506
XL Group Ltd.	9,004	331,707
		35,895,332
Internet - 8.4%
Alphabet, Inc. - Class A (b)	10,372	12,261,986
Alphabet, Inc. - Class C (b)	10,492	12,275,010
Amazon.com, Inc. (b)	13,903	20,171,724
eBay, Inc. (b)	33,121	1,344,050
Expedia, Inc.	4,342	555,819
F5 Networks, Inc. (b)	2,201	318,132
Facebook, Inc. - Class A (b)	82,890	15,491,312
Netflix, Inc. (b)	15,214	4,112,344
Symantec Corp.	21,547	586,725
The Priceline Group, Inc. (a) (b)	1,712	3,273,430
TripAdvisor, Inc. (a) (b)	3,280	113,718
VeriSign, Inc. (b)	2,964	340,623
		70,844,873

Iron/Steel - 0.1%
Nucor Corp.	11,170	747,943
Leisure Time - 0.3%
Carnival Corp.	14,003	1,002,755
Harley-Davidson, Inc. (a)	6,000	290,760
Norwegian Cruise Line Holdings Ltd. (b)	6,142	373,065
Royal Caribbean Cruises Ltd.	6,041	806,775
		2,473,355
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	7,165	613,682
Marriott International, Inc. - Class A (a)	10,451	1,539,851
MGM Resorts International	18,059	658,251
Wyndham Worldwide Corp.	3,548	440,413
Wynn Resorts Ltd.	2,797	463,155
		3,715,352
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	20,536	3,342,850
Machinery-Diversified - 0.6%
Cummins, Inc.	5,501	1,034,188
Deere & Co. (a)	11,183	1,861,075
Flowserve Corp. (a)	4,289	194,377
Rockwell Automation, Inc.	4,485	884,846
Roper Technologies, Inc.	3,532	991,044
Xylem, Inc.	6,254	451,914
		5,417,444
Media - 2.6%
CBS Corp. - Class B	12,753	734,700
Charter Communications, Inc. - Class A (b)	6,812	2,569,827
Comcast Corp. - Class A	161,783	6,880,631
Discovery Communications, Inc. - Class A (a) (b)	4,681	117,353
Discovery Communications, Inc. - Class C (b)	7,136	170,265
DISH Network Corp. - Class A (b)	7,935	372,152
News Corp.	4,299	75,018
News Corp. - Class A	12,577	215,192
Scripps Networks Interactive, Inc. - Class A	3,219	283,240
Time Warner, Inc.	27,120	2,585,892
Twenty First Century Fox, Inc. - Class B	15,362	560,559
Twenty-First Century Fox, Inc. - Class A	37,081	1,368,289
Viacom, Inc. - Class B	12,326	411,935
Walt Disney Co.	52,320	5,685,614
		22,030,667
Mining - 0.2%
Freeport-McMoRan, Inc. (b)	47,342	923,169
Newmont Mining Corp.	18,616	754,134
		1,677,303
Miscellaneous Manufacturing - 2.0%
3M Co.	20,840	5,220,420
AO Smith Corp.	5,102	340,712
Dover Corp.	5,148	546,769
Eaton Corp. PLC	15,475	1,299,436
General Electric Co.	302,965	4,898,944
Illinois Tool Works, Inc.	10,789	1,873,726
Ingersoll-Rand PLC	8,415	796,311
Parker-Hannifin Corp.	4,532	912,835
Pentair PLC	5,824	416,416
Textron, Inc.	9,253	542,873
		16,848,442

Office/Business Equipment - 0.0% (c)
Xerox Corp.	7,249	247,408
Oil & Gas - 4.8%
Anadarko Petroleum Corp.	19,291	1,158,425
Andeavor	4,759	514,733
Apache Corp. (a)	12,933	580,304
Cabot Oil & Gas Corp.	16,178	426,290
Chesapeake Energy Corp. (a) (b)	31,771	111,199
Chevron Corp.	65,940	8,265,579
Cimarex Energy Co.	3,336	374,299
Concho Resources, Inc. (b)	5,167	813,493
ConocoPhillips	42,094	2,475,548
Devon Energy Corp.	17,625	729,146
EOG Resources, Inc.	20,334	2,338,410
EQT Corp.	8,591	466,405
Exxon Mobil Corp.	147,240	12,854,052
Helmerich & Payne, Inc. (a)	3,819	275,083
Hess Corp.	9,456	477,623
Marathon Oil Corp.	29,711	540,443
Marathon Petroleum Corp.	16,624	1,151,545
Newfield Exploration Co. (a) (b)	6,105	193,284
Noble Energy, Inc.	17,022	519,511
Occidental Petroleum Corp.	26,751	2,005,522
Phillips 66	15,054	1,541,530
Pioneer Natural Resources Co.	5,840	1,068,194
Range Resources Corp.	7,242	103,199
Valero Energy Corp.	14,924	1,432,256
		40,416,073
Oil & Gas Services - 0.8%
Baker Hughes a GE Co.	14,990	481,928
Halliburton Co. (a)	30,373	1,631,030
National Oilwell Varco, Inc.	13,312	488,284
Schlumberger Ltd.	47,860	3,521,539
TechnipFMC Plc	15,362	498,651
		6,621,432
Packaging & Containers - 0.2%
Ball Corp.	12,299	470,806
Packaging Corp. of America	3,309	415,710
Sealed Air Corp.	6,325	299,489
WestRock Co.	8,893	592,540
		1,778,545
Pharmaceuticals - 5.7%
AbbVie, Inc.	55,776	6,259,183
Allergan PLC	11,525	2,077,496
AmerisourceBergen Corp.	5,670	565,129
Bristol-Myers Squibb Co.	56,533	3,538,966
Cardinal Health, Inc.	11,086	795,864
Eli Lilly & Co.	33,918	2,762,621
Express Scripts Holding Co. (b)	20,340	1,610,521
Johnson & Johnson	93,363	12,901,833
McKesson Corp.	7,329	1,237,721
Merck & Co., Inc.	94,766	5,614,885
Mylan NV (b)	18,799	805,537
Perrigo Co PLC	4,606	417,396
Pfizer, Inc.	206,838	7,661,280
Zoetis, Inc.	17,142	1,315,306
		47,563,738

Pipelines - 0.4%
Kinder Morgan, Inc.	67,276	1,209,623
ONEOK, Inc.	14,808	871,599
Williams Cos., Inc.	28,934	908,238
		2,989,460
Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	9,897	452,194
Retail - 5.6%
Advance Auto Parts, Inc.	2,456	287,327
AutoZone, Inc. (a) (b)	934	714,921
Best Buy Co., Inc. (a)	8,459	618,015
CarMax, Inc. (b)	6,368	454,484
Chipotle Mexican Grill, Inc. (b)	796	258,509
Costco Wholesale Corp.	15,358	2,992,814
CVS Health Corp.	35,012	2,755,094
Darden Restaurants, Inc.	4,400	421,740
Dollar General Corp.	9,077	936,020
Dollar Tree, Inc. (b)	8,301	954,615
Foot Locker, Inc. (a)	4,283	210,509
Gap, Inc.	7,837	260,502
Genuine Parts Co.	5,114	532,214
Home Depot, Inc.	40,522	8,140,870
Kohl's Corp.	5,943	384,928
L Brands, Inc.	8,717	436,635
Lowe's Cos., Inc.	28,702	3,005,961
Macy's, Inc. (a)	10,346	268,479
McDonald's Corp.	27,608	4,724,833
Nordstrom, Inc.	4,234	208,779
O'Reilly Automotive, Inc. (b)	2,971	786,394
PVH Corp.	2,693	417,630
Ross Stores, Inc.	13,570	1,118,032
Signet Jewelers Ltd. (a)	1,899	100,457
Starbucks Corp.	50,046	2,843,113
Tapestry, Inc.	9,915	466,402
Target Corp.	19,079	1,435,122
Tiffany & Co.	3,341	356,318
TJX Cos., Inc.	22,388	1,798,204
Tractor Supply Co.	4,391	334,814
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,962	435,760
Walgreens Boots Alliance, Inc.	30,524	2,297,236
Wal-Mart Stores, Inc.	51,225	5,460,585
Yum! Brands, Inc.	11,399	964,241
		47,381,557

Savings & Loans - 0.0% (c)
People's United Financial, Inc. (a)	12,089	237,791
Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a) (b)	29,252	401,923
Analog Devices, Inc.	12,855	1,181,117
Applied Materials, Inc.	37,523	2,012,359
Broadcom Ltd.	14,033	3,480,605
Intel Corp.	162,407	7,818,273
KLA-Tencor Corp.	5,504	604,339
Lam Research Corp.	5,663	1,084,578
Microchip Technology, Inc. (a)	8,184	779,280
Micron Technology, Inc. (b)	40,559	1,773,239
NVIDIA Corp.	21,028	5,168,682
Qorvo, Inc. (a) (b)	4,536	325,549
QUALCOMM, Inc.	51,669	3,526,409
Skyworks Solutions, Inc. (a)	6,428	624,866
Texas Instruments, Inc.	34,076	3,737,115
Xilinx, Inc.	8,740	638,195
		33,156,529
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	1,500	356,310
Software - 6.0%
Activision Blizzard, Inc.	26,582	1,970,524
Adobe Systems, Inc. (b)	17,345	3,464,837
Akamai Technologies, Inc. (b)	6,444	431,684
ANSYS, Inc. (b)	2,931	473,796
Autodesk, Inc. (b)	7,695	889,696
CA, Inc.	11,072	396,931
Cadence Design System, Inc. (b)	9,325	418,319
Cerner Corp. (b)	11,160	771,491
Citrix Systems, Inc. (b)	5,040	467,510
Electronic Arts, Inc. (b)	10,761	1,366,217
Fidelity National Information Services, Inc.	11,645	1,191,982
Fiserv, Inc. (b)	7,341	1,033,906
Intuit, Inc.	8,486	1,424,799
Microsoft Corp.	268,366	25,497,454
Oracle Corp.	105,548	5,445,221
Paychex, Inc.	11,183	763,240
Red Hat, Inc. (b)	6,194	813,768
Salesforce.com, Inc. (b)	23,903	2,722,791
Synopsys, Inc. (b)	5,210	482,498
		50,026,664
Telecommunications - 2.9%
AT&T, Inc.	213,130	7,981,718
CenturyLink, Inc.	33,996	605,469
Cisco Systems, Inc.	171,442	7,121,701
Juniper Networks, Inc.	13,270	347,011
Motorola Solutions, Inc.	5,668	563,739
Verizon Communications, Inc.	141,548	7,653,500
		24,273,138
Textiles - 0.1%
Mohawk Industries, Inc. (b)	2,098	589,664

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	3,967	375,159
Mattel, Inc. (a)	10,594	167,809
		542,968
Transportation - 1.7%
CH Robinson Worldwide, Inc. (a)	4,930	450,898
CSX Corp.	31,436	1,784,622
Expeditors International of Washington, Inc.	6,287	408,341
FedEx Corp.	8,559	2,246,566
JB Hunt Trasport Services, Inc.	3,000	362,490
Kansas City Southern	3,679	416,205
Norfolk Southern Corp.	9,947	1,500,803
Union Pacific Corp.	27,201	3,631,334
United Parcel Service, Inc. - Class B	24,073	3,064,974
		13,866,233
Water - 0.1%
American Water Works Co., Inc.	6,217	517,068
TOTAL COMMON STOCKS (Cost $661,551,791)		816,459,291

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Alexandria Real Estate Equities, Inc.	3,329	431,771
American Tower Corp.	15,022	2,218,749
Apartment Investment & Management Co.	5,595	234,095
AvalonBay Communities, Inc.	4,675	796,620
Boston Properties, Inc.	5,179	640,694
Crown Castle International Corp.	14,171	1,598,064
Digital Realty Trust, Inc.	7,176	803,353
Duke Realty Corp.	12,447	328,725
Equinix, Inc.	2,738	1,246,310
Equity Residential (a)	12,371	762,177
Essex Property Trust, Inc.	2,299	535,621
Extra Space Storage, Inc. (a)	4,474	373,490
Federal Realty Investment Trust	2,344	283,155
GGP, Inc.	21,877	503,827
HCP, Inc.	16,691	401,919
Host Hotels & Resorts, Inc.	24,410	506,752
Iron Mountain, Inc.	9,344	327,320
Kimco Realty Corp.	15,100	240,241
Macerich Co.	3,372	217,730
Mid-America Apartment Communities, Inc.	3,678	350,771
Prologis, Inc.	18,577	1,209,549
Public Storage	5,194	1,016,777
Realty Income Corp.	9,627	512,060
Regency Centers Corp.	4,743	298,382
SBA Communications Corp. (b)	3,905	681,423
Simon Property Group, Inc.	10,915	1,783,184
SL Green Realty Corp.	3,142	315,834
UDR, Inc.	9,591	350,359
Ventas, Inc.	11,935	668,002
Vornado Realty Trust	6,051	433,736
Welltower, Inc.	12,460	747,226
Weyerhaeuser Co.	26,325	988,241
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,380,193)		21,806,157

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (d)	977,363	977,363
TOTAL SHORT-TERM INVESTMENTS (Cost $977,363)		977,363

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
Mount Vernon Liquid Assets Portfolio, 1.630% (a)	26,663,743	26,663,743
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,663,743)		26,663,743

Total Investments (Cost $710,573,090) - 103.2%		865,906,554
Liabilities in Excess of Other Assets - (3.2)%		(26,604,755)
TOTAL NET ASSETS - 100.0%		$839,301,799

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $26,043,704 or 3.1% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$710,573,090
Gross unrealized appreciation	165,875,689
Gross unrealized depreciation	(10,542,225)
Net unrealized appreciation	$155,333,464

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 91.8%
Aerospace/Defense - 1.4%
Curtiss-Wright Corp.	11,238	$1,468,357
Esterline Technologies Corp. (a)	6,713	493,741
KLX, Inc. (a)	13,094	925,222
Orbital ATK, Inc.	14,676	1,935,765
Teledyne Technologies, Inc. (a)	9,000	1,718,280
		6,541,365
Airlines - 0.4%
JetBlue Airways Corp. (a)	82,906	1,729,419
Apparel - 0.8%
Carter's, Inc.	11,803	1,419,901
Deckers Outdoor Corp. (a) (b)	8,148	698,365
Skechers U.S.A, Inc. - Class A (a)	34,108	1,404,908
		3,523,174
Auto Parts & Equipment - 0.6%
Cooper Tire & Rubber Co.	12,436	486,248
Dana, Inc.	36,840	1,215,352
Delphi Technologies Plc (a)	22,172	1,224,559
		2,926,159
Banks - 8.4%
Associated Banc-Corp. (b)	38,543	953,939
BancorpSouth Bank	20,654	692,942
Bank of Hawaii Corp. (b)	10,523	880,459
Bank of the Ozarks, Inc.	30,933	1,545,103
Cathay General Bancorp	19,343	846,063
Chemical Financial Corp. (b)	18,105	1,057,513
Commerce Bancshares, Inc. (b)	23,893	1,397,979
Cullen Frost Bankers, Inc.	14,316	1,523,366
East West Bancorp, Inc.	36,796	2,425,224
First Horizon National Corp.	80,889	1,606,456
FNB Corp/PA (b)	82,317	1,181,249
Fulton Financial Corp.	44,565	811,083
Hancock Holding Co.	21,585	1,159,114
Home BancShares, Inc. (b)	40,254	966,499
International Bancshares Corp.	13,800	572,700
MB Financial, Inc. (b)	21,356	913,610
PacWest Bancorp	32,226	1,689,609
Pinnacle Financial Partners, Inc.	18,785	1,189,090
Prosperity Bancshares, Inc. (b)	17,701	1,341,736
Signature Bank (a)	14,079	2,168,166
SVB Financial Group (a)	13,413	3,306,975
Synovus Financial Corp.	29,793	1,501,269
TCF Financial Corp.	43,717	937,730
Texas Capital Bancshares, Inc. (a)	12,638	1,198,082
Trustmark Corp. (b)	17,238	547,996
UMB Financial Corp.	10,837	825,563
Umpqua Holdings Corp.	56,068	1,213,872
United Bankshares, Inc.	26,732	983,738
Valley National Bancorp (b)	67,223	844,993
Webster Financial Corp.	23,446	1,327,513
Wintrust Financial Corp.	14,217	1,221,240
		38,830,871
Beverages - 0.1%
The Boston Beer Co., Inc. (a) (b)	2,100	398,685
Biotechnology - 1.5%
Bio-Rad Laboratories, Inc. - Class A (a)	5,137	1,328,069
Bioverativ, Inc. (a)	27,539	2,838,169
Charles River Laboratories International, Inc. (a)	11,799	1,244,087
United Therapeutics Corp. (a)	10,803	1,393,587
		6,803,912

Building Materials - 1.2%
Cree, Inc. (a) (b)	24,893	859,057
Eagle Materials, Inc.	12,356	1,384,490
Lennox International, Inc.	9,421	2,052,930
Louisiana-Pacific Corp. (a)	36,865	1,091,573
		5,388,050
Chemicals - 2.9%
Ashland Global Holdings, Inc.	15,448	1,121,370
Cabot Corp.	15,362	1,039,086
Minerals Technologies, Inc.	8,947	672,367
NewMarket Corp.	2,351	934,734
Olin Corp.	42,338	1,578,361
PolyOne Corp.	19,992	868,852
RPM International, Inc.	33,992	1,774,383
Sensient Technologies Corp.	10,738	771,525
The Chemours Co.	47,064	2,429,444
Valvoline, Inc.	51,605	1,272,063
Versum Materials, Inc.	27,694	1,019,139
		13,481,324
Commercial Services - 3.8%
Aaron's, Inc.	15,854	648,270
Adtalem Global Education, Inc.	14,907	685,722
Avis Budget Group, Inc. (a)	17,687	795,207
CoreLogic, Inc. (a)	20,526	972,111
Deluxe Corp.	11,922	885,447
Graham Holdings Co. - Class B	1,176	699,073
Live Nation Entertainment, Inc. (a)	34,131	1,537,943
ManpowerGroup, Inc.	16,615	2,183,045
MarketAxess Holdings, Inc.	9,575	1,878,711
Rollins, Inc. (b)	24,427	1,205,228
Sabre Corp.	53,111	1,103,115
Service Corp. International	47,678	1,905,690
Sotheby's (a)	9,518	502,170
The Brink's Co.	12,847	1,071,440
WEX, Inc. (a)	10,163	1,573,334
		17,646,506
Computers - 2.6%
3D Systems Corp. (a) (b)	28,980	296,755
Convergys Corp.	22,578	525,390
Diebold Nixdorf, Inc. (b)	19,224	354,683
DST Systems, Inc.	14,919	1,243,797
Fortinet, Inc. (a)	37,389	1,721,390
Leidos Holdings, Inc.	36,201	2,410,987
MAXIMUS, Inc.	16,526	1,126,743
NCR Corp. (a) (b)	30,948	1,160,859
NetScout Systems, Inc. (a)	21,420	610,470
Science Applications International Corp.	10,693	819,618
Teradata Corp. (a) (b)	30,143	1,220,791
VeriFone Systems, Inc. (a)	28,482	503,562
		11,995,045

Cosmetics/Personal Care - 0.2%
Avon Products, Inc. (a)	112,032	273,358
Edgewell Personal Care Co. (a) (b)	13,859	782,479
		1,055,837
Distribution/Wholesale - 0.6%
Pool Corp.	10,006	1,353,212
Watsco, Inc.	7,752	1,393,732
		2,746,944
Diversified Financial Services - 2.5%
Eaton Vance Corp.	31,430	1,816,654
Federated Investors, Inc. - Class B (b)	23,469	813,905
Interactive Brokers Group, Inc. (b)	19,000	1,215,810
Janus Henderson Group Plc	45,919	1,808,290
Legg Mason, Inc. (b)	21,175	902,479
SEI Investments Co.	32,796	2,464,619
SLM Corp. (a)	109,906	1,257,325
Stifel Financial Corp.	17,402	1,174,983
		11,454,065
Electric - 2.3%
Black Hills Corp.	13,624	756,813
Great Plains Energy, Inc.	54,908	1,708,737
Hawaiian Electric Industries, Inc.	27,692	944,574
IDACORP, Inc.	12,827	1,106,714
MDU Resources Group, Inc.	49,718	1,316,533
NorthWestern Corp.	12,350	671,099
OGE Energy Corp.	50,844	1,637,177
PNM Resources, Inc.	20,278	772,592
Westar Energy, Inc.	36,181	1,869,110
		10,783,349
Electrical Components & Equipment - 1.2%
Belden, Inc.	10,770	912,973
Energizer Holdings, Inc.	14,974	871,786
EnerSys	10,502	738,396
Hubbell, Inc.	13,934	1,894,327
Littelfuse, Inc.	5,788	1,257,964
		5,675,446
Electronics - 3.8%
Arrow Electronics, Inc. (a)	22,019	1,791,026
Avnet, Inc.	30,127	1,280,398
Coherent, Inc. (a)	6,156	1,597,605
Gentex Corp.	70,908	1,679,101
Jabil, Inc. (b)	43,947	1,117,572
Keysight Technologies, Inc. (a)	47,215	2,205,885
Knowles Corp. (a) (b)	22,758	346,832
National Instruments Corp. (b)	27,245	1,360,615
SYNNEX Corp. (b)	7,428	911,638
Tech Data Corp. (a)	8,821	884,482
Trimble, Inc. (a)	63,203	2,787,252
Vishay Intertechnology, Inc.	32,452	712,321
Woodward, Inc.	14,040	1,088,381
		17,763,108

Energy-Alternate Sources - 0.3%
First Solar, Inc. (a)	20,727	1,392,233
Engineering & Construction - 1.1%
AECOM (a) (b)	39,921	1,561,310
Dycom Industries, Inc. (a) (b)	7,658	893,765
EMCOR Group, Inc.	14,642	1,190,102
Granite Construction, Inc.	10,150	676,903
KBR, Inc.	35,625	724,613
		5,046,693
Entertainment - 0.9%
Churchill Downs, Inc.	3,283	850,297
Cinemark Holdings, Inc. (b)	26,982	992,937
International Speedway Corp.	5,709	264,898
Scientific Games Corp. (a)	15,000	699,750
Six Flags Entertainment Corp. (b)	19,414	1,311,610
		4,119,492
Environmental Control - 0.3%
Clean Harbors, Inc. (a)	12,742	705,142
MSA Safety, Inc.	8,312	650,913
		1,356,055
Food - 2.8%
Dean Foods Co.	23,152	240,086
Flowers Foods, Inc.	46,924	920,180
Hain Celestial Group, Inc. (a) (b)	26,399	1,006,858
Ingredion, Inc.	18,262	2,623,154
Lamb Weston Holdings, Inc.	37,207	2,180,330
Lancaster Colony Corp.	4,960	636,864
Post Holdings, Inc. (a) (b)	16,849	1,274,964
Sanderson Farms, Inc. (b)	5,100	647,190
Snyder's-Lance, Inc.	21,675	1,083,316
Sprouts Farmers Market, Inc. (a)	30,534	852,815
Tootsie Roll Industries, Inc. (b)	4,888	174,990
TreeHouse Foods, Inc. (a) (b)	14,560	686,650
United Natural Foods, Inc. (a) (b)	12,889	613,516
		12,940,913
Forest Products & Paper - 0.2%
Domtar Corp.	15,946	818,987
Gas - 2.3%
Atmos Energy Corp.	29,119	2,413,965
National Fuel Gas Co.	21,779	1,214,179
New Jersey Resources Corp.	22,046	855,385
ONE Gas, Inc.	13,319	943,385
Southwest Gas Holdings, Inc.	12,130	892,525
UGI Corp.	43,391	1,986,006
Vectren Corp.	21,129	1,281,051
WGL Holdings, Inc.	13,049	1,098,987
		10,685,483
Hand/Machine Tools - 0.7%
Kennametal, Inc.	20,557	1,002,770
Lincoln Electric Holdings, Inc.	15,428	1,505,310
Regal Beloit Corp.	10,964	854,096
		3,362,176
Healthcare-Products - 3.6%
ABIOMED, Inc. (a)	10,681	2,510,035
Bio-Techne Corp.	9,519	1,335,420
Globus Medical, Inc. (a)	18,391	846,722
Halyard Health, Inc. (a)	11,917	581,669
Hill-Rom Holdings, Inc.	16,419	1,401,033
LivaNova PLC (a)	11,043	944,729
Masimo Corp. (a)	11,796	1,111,655
NuVasive, Inc. (a)	12,942	632,476
STERIS PLC (b)	21,637	1,967,236
Teleflex, Inc.	11,928	3,313,002
West Pharmaceutical Services, Inc.	18,852	1,888,970
		16,532,947

Healthcare-Services - 1.7%
Acadia Healthcare Co., Inc. (a) (b)	20,803	708,966
Encompass Health Corp.	25,149	1,330,885
Lifepoint Health, Inc. (a)	9,571	473,286
MEDNAX, Inc. (a)	23,830	1,258,462
Molina Healthcare, Inc. (a) (b)	11,204	1,023,598
Syneos Health, Inc. (a)	14,305	548,597
Tenet Healthcare Corp. (a) (b)	20,539	387,776
WellCare Health Plans, Inc. (a)	11,335	2,384,657
		8,116,227
Home Builders - 1.9%
CalAtlantic Group, Inc.	19,365	1,086,957
KB Home (b)	21,236	669,359
NVR, Inc. (a)	916	2,911,204
Thor Industries, Inc.	12,460	1,702,783
Toll Brothers, Inc. (b)	38,669	1,801,202
TRI Pointe Group, Inc. (a)	36,970	602,981
		8,774,486
Home Furnishings - 0.1%
Tempur Sealy International, Inc. (a) (b)	11,676	696,357
Household Products/Wares - 0.1%
Helen Of Troy Ltd. (a)	6,939	646,368
Housewares - 0.7%
Scotts Miracle-Gro Co. - Class A	10,420	940,613
Toro Co.	26,967	1,770,384
Tupperware Brands Corp.	12,959	748,512
		3,459,509
Insurance - 4.3%
Alleghany Corp. (a) (b)	3,866	2,426,688
American Financial Group, Inc.	17,479	1,981,070
Aspen Insurance Holdings Ltd.	14,559	543,779
Brown & Brown, Inc.	28,896	1,516,462
CNO Financial Group, Inc.	41,660	1,024,419
First American Financial Corp.	28,197	1,665,597
Genworth Financial, Inc. (a)	127,097	388,917
Hanover Insurance Group, Inc.	10,788	1,220,662
Kemper Corp.	12,425	805,761
Mercury General Corp.	9,297	455,088
Old Republic International Corp.	62,442	1,341,879
Primerica, Inc.	11,014	1,112,414
Reinsurance Group of America, Inc.	16,166	2,532,404
RenaissanceRe Holdings Ltd.	9,975	1,268,221
WR Berkley Corp.	24,402	1,780,858
		20,064,219
Internet - 0.1%
Cars.com, Inc. (a) (b)	18,223	541,041
Iron/Steel - 1.8%
Allegheny Technologies, Inc. (a)	31,363	845,546
Carpenter Technology Corp.	11,909	612,123
Commercial Metals Co.	29,492	708,988
Reliance Steel & Aluminum Co.	18,571	1,626,634
Steel Dynamics, Inc.	61,555	2,794,597
United States Steel Corp.	44,464	1,663,398
		8,251,286
Leisure Time - 0.7%
Brunswick Corp.	21,829	1,370,425
Polaris Industries, Inc. (b)	14,817	1,674,469
		3,044,894
Lodging - 0.2%
ILG, Inc.	25,994	816,472
Machinery-Construction & Mining - 0.6%
Oshkosh Corp.	19,059	1,729,033
Terex Corp. (b)	19,913	936,309
		2,665,342

Machinery-Diversified - 3.0%
AGCO Corp.	16,787	1,219,072
Cognex Corp. (b)	43,493	2,712,658
Graco, Inc.	42,774	2,001,823
IDEX Corp. (b)	19,188	2,753,094
Nordson Corp.	12,706	1,826,106
Wabtec Corp. (b)	21,746	1,762,296
Zebra Technologies Corp. (a)	13,528	1,666,109
		13,941,158
Media - 1.4%
AMC Networks, Inc. - Class A (a) (b)	12,553	647,609
Cable One, Inc. (b)	1,190	840,176
FactSet Research Systems, Inc. (b)	9,791	1,964,956
John Wiley & Sons, Inc. - Class A	11,347	719,400
Meredith Corp. (b)	10,054	664,971
TEGNA, Inc. (b)	54,788	792,782
The New York Times Co. (b)	32,008	744,186
		6,374,080
Metal Fabricate/Hardware - 0.5%
The Timken Co.	17,444	916,682
Valmont Industries, Inc.	5,761	942,500
Worthington Industries, Inc.	11,390	532,596
		2,391,778
Mining - 0.5%
Compass Minerals International, Inc. (b)	8,613	627,888
Royal Gold, Inc.	16,630	1,480,070
		2,107,958
Miscellaneous Manufacturing - 1.9%
AptarGroup, Inc.	15,529	1,357,545
Carlisle Cos., Inc.	16,442	1,877,841
Crane Co.	12,546	1,253,847
Donaldson Co., Inc.	32,463	1,644,576
ITT, Inc.	22,407	1,254,792
Trinity Industries, Inc.	38,541	1,328,508
		8,717,109
Office Furnishings - 0.2%
Herman Miller, Inc.	15,214	616,167
HNI Corp.	10,479	407,528
		1,023,695
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	47,544	670,846
Oil & Gas - 3.6%
Callon Petroleum Co. (a) (b)	51,206	581,188
CNX Resources Corp. (a)	52,736	738,831
Diamond Offshore Drilling, Inc. (a) (b)	16,429	290,465
Energen Corp. (a)	24,747	1,292,536
Ensco PLC (b)	110,280	650,652
Gulfport Energy Corp. (a)	41,912	426,245
HollyFrontier Corp. (b)	44,477	2,133,117
Matador Resources Co. (a) (b)	24,531	795,050
Murphy Oil Corp. (b)	41,292	1,325,473
Murphy USA, Inc. (a) (b)	8,056	687,257
Nabors Industries Ltd. (b)	79,149	620,528
Patterson-UTI Energy, Inc.	55,431	1,309,280
PBF Energy, Inc. - Class A	27,943	903,397
QEP Resources, Inc. (a)	61,244	573,244
Rowan Cos Plc (a)	28,937	425,953
SM Energy Co.	26,080	608,968
Southwestern Energy Co. (a) (b)	129,742	550,106
Transocean Ltd. (a) (b)	99,601	1,074,695
WPX Energy, Inc. (a)	101,307	1,492,252
		16,479,237

Oil & Gas Services - 0.7%
Core Laboratories NV (b)	11,232	1,283,818
Dril-Quip, Inc. (a) (b)	9,630	497,389
NOW, Inc. (a) (b)	27,417	323,246
Oceaneering International, Inc. (b)	25,022	517,455
Superior Energy Services, Inc. (a)	38,910	406,610
		3,028,518
Packaging & Containers - 0.9%
Bemis Co., Inc.	23,127	1,080,956
Greif, Inc.	6,579	388,950
Owens-Illinois, Inc. (a)	41,476	963,073
Silgan Holdings, Inc.	18,817	562,440
Sonoco Products Co.	25,310	1,374,586
		4,370,005
Pharmaceuticals - 0.9%
Akorn, Inc. (a)	23,856	768,640
Catalent, Inc. (a)	33,489	1,558,578
Endo International PLC (a)	51,161	353,523
Mallinckrodt PLC (a)	23,233	419,588
Owens & Minor, Inc. (b)	15,591	328,347
Prestige Brands Holdings, Inc. (a)	13,504	564,872
		3,993,548
Real Estate - 0.4%
Jones Lang LaSalle, Inc.	11,556	1,806,781
Retail - 5.0%
American Eagle Outfitters, Inc. (b)	42,844	771,192
AutoNation, Inc. (a) (b)	14,783	890,232
Bed Bath & Beyond, Inc. (b)	35,403	817,101
Big Lots, Inc. (b)	10,575	642,749
Brinker International, Inc. (b)	11,535	419,182
Buffalo Wild Wings, Inc. (a)	3,949	619,993
Casey's General Stores, Inc. (b)	9,742	1,179,854
Copart, Inc. (a)	51,034	2,249,068
Cracker Barrel Old Country Store, Inc. (b)	6,120	1,080,058
Dick's Sporting Goods, Inc. (b)	20,283	638,103
Dillard's, Inc. - Class A (b)	5,334	360,365
Domino's Pizza, Inc.	11,125	2,412,456
Dunkin' Brands Group, Inc. (b)	22,979	1,485,592
GameStop Corp. - Class A (b)	25,784	433,429
Jack in the Box, Inc.	7,502	682,607
Liberty Interactive Corp. QVC Group - Class A (a)	276	7,753
Michaels Cos., Inc. (a)	27,739	745,347
MSC Industrial Direct Co., Inc.	11,067	1,038,970
Nu Skin Enterprises, Inc. - Class A	12,243	879,537
Office Depot, Inc. (b)	131,936	428,792
Papa John's International, Inc. (b)	6,126	397,516
Sally Beauty Holdings, Inc. (a)	31,452	522,418
Texas Roadhouse, Inc.	16,632	976,631
The Cheesecake Factory, Inc.	10,381	510,641
The Wendy's Co.	45,255	732,226
Urban Outfitters, Inc. (a)	19,724	672,786
Williams-Sonoma, Inc.	19,369	992,274
World Fuel Services Corp.	16,429	458,205
		23,045,077

Savings & Loans - 0.9%
New York Community Bancorp, Inc. (b)	124,521	1,763,217
Sterling Bancorp (b)	57,192	1,415,502
Washington Federal, Inc.	21,500	771,850
		3,950,569
Semiconductors - 2.9%
Cirrus Logic, Inc. (a)	16,237	804,868
Cypress Semiconductor Corp. (b)	84,699	1,464,446
Integrated Device Technology, Inc. (a) (b)	32,970	985,803
IPG Photonics Corp. (a) (b)	9,408	2,370,346
Microsemi Corp. (a)	29,294	1,810,076
MKS Instruments, Inc.	13,530	1,384,119
Monolithic Power Systems, Inc.	9,682	1,153,320
Silicon Laboratories, Inc. (a)	10,824	1,041,269
Synaptics, Inc. (a)	8,601	372,767
Teradyne, Inc.	49,166	2,253,769
		13,640,783
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	240	57,010
Software - 6.3%
ACI Worldwide, Inc. (a)(b)	30,069	704,817
Acxiom Corp. (a)	20,263	548,519
Allscripts Healthcare Solutions, Inc. (a)	46,010	686,009
Blackbaud, Inc.	12,235	1,172,358
Broadridge Financial Solutions, Inc.	29,660	2,859,521
CDK Global, Inc.	32,949	2,348,934
CommVault Systems, Inc. (a)	10,790	575,647
Dun & Bradstreet Corp.	9,397	1,162,691
Fair Isaac Corp.	7,467	1,289,252
j2 Global, Inc. (b)	12,296	983,557
Jack Henry & Associates, Inc.	19,367	2,414,290
Manhattan Associates, Inc. (a) (b)	17,538	926,357
Medidata Solutions, Inc. (a) (b)	14,889	1,014,090
MSCI, Inc.	23,434	3,262,716
PTC, Inc. (a)	29,430	2,138,972
Take-Two Interactive Software, Inc. (a) (b)	29,614	3,751,205
Tyler Technologies, Inc. (a)	8,832	1,779,736
Ultimate Software Group, Inc. (a)	7,223	1,682,165
		29,300,836
Telecommunications - 1.4%
ARRIS International PLC (a)	44,951	1,137,260
Ciena Corp. (a) (b)	36,108	768,378
InterDigital, Inc.	8,824	688,713
LogMeIn, Inc.	13,410	1,686,978
Plantronics, Inc.	7,988	471,212
Telephone & Data Systems, Inc.	23,359	640,738
ViaSat, Inc. (a) (b)	13,742	1,039,170
		6,432,449
Transportation - 2.0%
Genesee & Wyoming, Inc. (a)	15,672	1,251,409
Kirby Corp. (a) (b)	13,682	1,024,782
Knight-Swift Transportation Holdings, Inc. (b)	32,513	1,618,822
Landstar System, Inc.	10,687	1,186,791
Old Dominion Freight Line, Inc.	17,157	2,512,643
Ryder System, Inc.	13,477	1,172,903
Werner Enterprises, Inc.	11,401	464,021
		9,231,371

Trucking & Leasing - 0.1%
GATX Corp.	9,370	666,582
Water - 0.4%
Aqua America, Inc.	45,241	1,638,177
TOTAL COMMON STOCKS (Cost $373,350,275)		424,942,006

REAL ESTATE INVESTMENT TRUSTS - 8.2%
Alexander & Baldwin, Inc.	21,693	575,309
American Campus Communities, Inc.	34,747	1,336,370
Camden Property Trust	23,537	2,037,363
CoreCivic, Inc.	30,099	698,598
CoreSite Realty Corp.	8,709	943,359
Corporate Office Properties Trust	25,325	691,372
Cousins Properties, Inc.	106,953	962,577
CyrusOne, Inc.	23,250	1,341,293
DCT Industrial Trust, Inc.	23,706	1,403,158
Douglas Emmett, Inc.	39,714	1,535,740
Education Realty Trust, Inc.	18,692	617,397
EPR Properties	16,315	963,564
First Industrial Realty Trust, Inc.	30,505	941,384
Healthcare Realty Trust, Inc. (b)	31,560	942,697
Highwoods Properties, Inc.	26,297	1,259,100
Hospitality Properties Trust	41,822	1,188,163
JBG SMITH Properties	23,773	802,339
Kilroy Realty Corp.	25,043	1,786,067
Lamar Advertising Co. - Class A (b)	21,297	1,533,384
LaSalle Hotel Properties	28,825	880,316
Liberty Property Trust	37,514	1,553,455
Life Storage, Inc.	11,866	986,065
Mack-Cali Realty Corp.	22,877	459,141
Medical Properties Trust, Inc.	92,730	1,212,908
National Retail Properties, Inc. (b)	37,892	1,503,554
Omega Healthcare Investors, Inc. (b)	50,251	1,358,787
Potlatch Corp.	10,343	547,145
Quality Care Properties, Inc. (a)	23,883	322,421
Rayonier, Inc.	32,814	1,065,142
Sabra Health Care REIT, Inc.	44,821	811,260
Senior Housing Properties Trust	60,499	1,048,448
Tanger Factory Outlet Centers, Inc. (b)	24,160	608,349
Taubman Centers, Inc.	15,453	952,677
The GEO Group, Inc.	31,585	712,242
Uniti Group, Inc. (b)	42,005	664,939
Urban Edge Properties	26,951	630,114
Washington Prime Group, Inc.	47,303	311,254
Weingarten Realty Investors	30,414	898,734
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $39,615,815)		38,086,185

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (d)	542,899	542,899
TOTAL SHORT-TERM INVESTMENTS (Cost $542,899)		542,899

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.1%
Mount Vernon Liquid Assets Portfolio, 1.630% (b)	74,804,718	74,804,718
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $74,804,718)		74,804,718

Total Investments (Cost $488,313,707) - 116.2%		538,375,808
Liabilities in Excess of Other Assets - (16.2)%		(74,962,309)
TOTAL NET ASSETS - 100.0%		$463,413,499

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $73,059,111 or 15.8% of net assets.
(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$488,313,707
Gross unrealized appreciation	57,443,985
Gross unrealized depreciation	(7,381,884)
Net unrealized appreciation	$50,062,101

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot 100 ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Airlines - 0.3%
American Airlines Group, Inc.	10,214	$554,824
Auto Manufacturers - 1.1%
PACCAR, Inc.	7,604	566,954
Tesla Motors, Inc. (a) (b)	3,616	1,281,185
		1,848,139
Beverages - 0.5%
Monster Beverage Corp. (a)	12,085	824,560
Biotechnology - 7.3%
Alexion Pharmaceuticals, Inc. (a)	4,774	569,634
Amgen, Inc.	15,728	2,926,194
Biogen, Inc. (a)	4,544	1,580,449
BioMarin Pharmaceutical, Inc. (a)	3,776	340,708
Celgene Corp. (a)	16,953	1,714,965
Gilead Sciences, Inc.	28,276	2,369,529
Illumina, Inc. (a)	3,140	730,490
Incyte Corp. (a)	4,488	405,222
Regeneron Pharmaceuticals, Inc. (a)	2,266	830,829
Shire PLC - ADR	1,580	221,263
Vertex Pharmaceuticals, Inc. (a)	5,467	912,278
		12,601,561
Commercial Services - 2.4%
Automatic Data Processing, Inc.	9,526	1,177,699
Cintas Corp.	2,263	381,202
PayPal Holdings, Inc. (a)	25,990	2,217,467
Verisk Analytics, Inc. (a) (b)	3,492	349,375
		4,125,743
Computers - 12.2%
Apple, Inc.	111,273	18,630,438
Check Point Software Technologies Ltd. (a) (b)	3,472	359,040
Cognizant Technology Solutions Corp. - Class A	12,747	994,011
Seagate Technology PLC (b)	6,104	336,941
Western Digital Corp.	6,400	569,472
		20,889,902
Distribution/Wholesale - 0.2%
Fastenal Co. (b)	6,182	339,763
Food - 2.0%
Mondelez International, Inc. - Class A	32,149	1,427,416
The Kraft Heinz Co.	26,250	2,057,737
		3,485,153
Healthcare-Products - 1.5%
Align Technology, Inc. (a)	1,685	441,470
DENTSPLY SIRONA, Inc.	4,970	302,226
Henry Schein, Inc. (a) (b)	3,298	249,592
Hologic, Inc. (a)	5,811	248,130
IDEXX Laboratories, Inc. (a)	1,844	344,902
Intuitive Surgical, Inc. (a)	2,403	1,037,303
		2,623,623
Internet - 29.6%
Alphabet, Inc. - Class A (a)	6,436	7,608,768
Alphabet, Inc. - Class C (a)	7,574	8,861,126
Amazon.com, Inc. (a)	10,440	15,147,292
Baidu, Inc. - ADR (a)	6,086	1,502,755
Ctrip.com International Ltd. - ADR (a)	9,750	456,105
eBay, Inc. (a)	22,402	909,073
Expedia, Inc.	3,022	386,846
Facebook, Inc. - Class A (a)	51,684	9,659,223
JD.com, Inc. - ADR (a)	19,871	978,249
Liberty Ventures (a)	1,756	103,481
MercadoLibre, Inc.	951	368,132
Netflix, Inc. (a)	9,361	2,530,278
Symantec Corp. (b)	13,316	362,595
The Priceline Group, Inc. (a) (b)	1,050	2,007,652
		50,881,575
Lodging - 0.9%
Marriott International, Inc. - Class A	7,900	1,163,986
Wynn Resorts Ltd.	2,210	365,954
		1,529,940

Media - 5.4%
Charter Communications, Inc. - Class A (a)	5,385	2,031,491
Comcast Corp. - Class A	101,085	4,299,145
DISH Network Corp. - Class A (a)	4,863	228,075
Liberty Global PLC - Class A (a)	4,590	171,574
Liberty Global PLC - Class C (a)	12,521	447,751
Sirius XM Holdings, Inc. (b)	98,130	599,574
Twenty First Century Fox, Inc. - Class B	17,281	630,584
Twenty-First Century Fox, Inc. - Class A	22,693	837,372
		9,245,566
Pharmaceuticals - 0.8%
Express Scripts Holding Co. (a)	12,157	962,591
Mylan NV (a)	11,503	492,904
		1,455,495
Retail - 4.4%
Costco Wholesale Corp.	9,409	1,833,532
Dollar Tree, Inc. (a)	5,129	589,835
Liberty Interactive Corp. QVC Group - Class A (a)	8,420	236,518
O'Reilly Automotive, Inc. (a)	1,838	486,500
Ross Stores, Inc.	8,249	679,635
Starbucks Corp.	30,837	1,751,850
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,294	287,398
Walgreens Boots Alliance, Inc.	21,463	1,615,305
		7,480,573
Semiconductors - 12.1%
Analog Devices, Inc.	7,954	730,813
Applied Materials, Inc.	22,914	1,228,878
ASML Holding NV - ADR (b)	1,496	303,628
Broadcom Ltd.	8,821	2,187,873
Intel Corp.	101,422	4,882,455
KLA-Tencor Corp.	3,349	367,720
Lam Research Corp.	3,461	662,851
Maxim Integrated Products, Inc.	6,066	370,026
Microchip Technology, Inc. (b)	5,047	480,575
Micron Technology, Inc. (a)	24,989	1,092,519
NVIDIA Corp.	13,136	3,228,829
QUALCOMM, Inc.	31,752	2,167,074
Skyworks Solutions, Inc. (b)	3,893	378,438
Texas Instruments, Inc.	21,359	2,342,442
Xilinx, Inc.	5,402	394,454
		20,818,575
Software - 14.8%
Activision Blizzard, Inc.	16,322	1,209,950
Adobe Systems, Inc. (a)	10,611	2,119,653
Autodesk, Inc. (a)	4,673	540,292
CA, Inc.	8,851	317,308
Cadence Design System, Inc. (a)	5,859	262,835
Cerner Corp. (a)	7,172	495,800
Citrix Systems, Inc. (a)	3,182	295,162
Electronic Arts, Inc. (a)	6,589	836,540
Fiserv, Inc. (a)	4,455	627,442
Intuit, Inc.	5,488	921,435
Microsoft Corp.	167,193	15,885,007
NetEase, Inc. - ADR	1,625	520,260
Paychex, Inc.	7,706	525,935
Synopsys, Inc. (a)	3,130	289,869
Take-Two Interactive Software, Inc. (a) (b)	2,465	312,242
Workday, Inc. - Class A (a)	2,858	342,646
		25,502,376
Telecommunications - 3.5%
Cisco Systems, Inc.	107,134	4,450,346
Liberty Latin America Ltd. - Class A (a)	747	16,770
Liberty Latin America Ltd. - Class C (a)	2,606	59,078
T-Mobile US, Inc. (a)	17,985	1,170,824
Vodafone Group PLC - ADR	10,081	324,810
		6,021,828
Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	2,685	253,920
Transportation - 0.8%
CSX Corp.	19,196	1,089,757
JB Hunt Trasport Services, Inc.	2,320	280,325
		1,370,082
TOTAL COMMON STOCKS (Cost $132,686,711)		171,853,198

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (c)	151,206	151,206
TOTAL SHORT-TERM INVESTMENTS (Cost $151,206)		151,206

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%
Mount Vernon Liquid Assets Portfolio, 1.630% (b)	6,769,843	6,769,843
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,769,843)		6,769,843
Total Investments (Cost $139,607,760) - 104.0%		178,774,247
Liabilities in Excess of Other Assets - (4.0)%		(6,828,491)
TOTAL NET ASSETS - 100.0%		$171,945,756

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $6,666,953 or 3.9% of net assets.
(c)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$139,607,760
Gross unrealized appreciation	39,877,136
Gross unrealized depreciation	(710,649)
Net unrealized appreciation	$39,166,487

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Trendpilot European Index ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.9%
Advertising - 0.3%
JCDecaux SA	1,749	$75,698
Publicis Groupe SA	4,945	341,847
		417,545
Aerospace/Defense - 2.5%
Airbus Group SE	13,071	1,501,127
Dassault Aviation SA	66	110,377
Leonardo SpA	9,146	110,373
MTU Aero Engines AG	1,212	217,138
Safran SA	6,967	786,625
Thales SA	2,370	265,883
Zodiac Aerospace (a)	4,619	143,541
		3,135,064
Airlines - 0.2%
Deutsche Lufthansa AG	5,548	197,966
Ryanair Holdings PLC - ADR (a)	5	613
		198,579
Apparel - 2.8%
adidas AG - ADR	9,249	1,073,439
Christian Dior SE	3	1,161
Hermes International	752	415,661
LVMH Moet Hennessy Louis Vuitton SE	5,947	1,865,083
Moncler SpA	3,893	128,278
Puma SE	69	29,041
		3,512,663
Auto Manufacturers - 3.9%
Bayerische Motoren Werke AG	7,671	875,921
Daimler AG	23,077	2,112,469
Ferrari NV	3,011	359,029
Fiat Chrysler Automobiles NV (a)	26,081	630,200
Peugeot SA	10,546	236,861
Renault SA	4,184	460,093
Volkswagen AG - ADR	3,135	139,319
		4,813,892
Auto Parts & Equipment - 1.9%
Cie Generale des Etablissements Michelin	4,229	676,270
Continental AG	2,591	777,519
Faurecia	1,748	157,082
Hella GmbH & Co KGaA	1,060	75,475
Nokian Renkaat OYJ	3,198	161,520
Pirelli & C SpA (a) (b)	2,250	21,678
Plastic Omnium SA	1,352	69,510
Valeo SA	5,657	445,992
		2,385,046
Banks - 14.0%
ABN AMRO Group NV (b)	8,716	295,316
AIB Group Plc	16,260	113,354
Alpha Bank AE (a)	32,601	79,374
Banca Mediolanum SpA	6,027	59,115
Banco Bilbao Vizcaya Argentaria SA - ADR	157,688	1,480,690
Banco BPM SpA (a)	36,322	138,151
Banco de Sabadell SA	134,194	318,891
Banco Santander SA - ADR	379,117	2,809,257
Bank of Ireland Group Plc (a)	21,852	213,246

Bankia SA	28,261	143,158
Bankinter SA	16,360	188,129
BNP Paribas SA - ADR	51,023	2,116,842
CaixaBank SA	85,982	464,049
Commerzbank AG (a)	24,907	409,983
Credit Agricole SA	27,219	512,823
Deutsche Bank AG	44,456	816,550
Erste Group Bank AG	6,852	344,795
Eurobank Ergasias SA (a)	42,675	47,685
FinecoBank Banca Fineco SpA	9,419	117,059
ING Groep NV - ADR (c)	91,923	1,810,883
Intesa Sanpaolo SpA - ADR	51,904	1,229,087
Intesa Sanpaolo SpA - Savings Shares	22,233	84,798
KBC Groep NV	6,590	633,276
Mediobanca Banca di Credito Finanziario SpA	13,870	168,622
National Bank of Greece SA (a)	130,355	55,350
Natixis SA	19,997	182,084
Piraeus Bank SA (a)	6,870	30,962
Raiffeisen Bank International AG (a)	3,111	133,758
Societe Generale SA	17,531	1,019,834
UniCredit SpA (a)	53,328	1,174,959
Unione di Banche Italiane SpA	23,506	121,756
		17,313,836
Beverages - 3.1%
Anheuser-Busch InBev SA/NV - ADR	17,978	2,040,144
Davide Campari-Milano SpA	13,489	107,351
Heineken Holding NV	2,377	252,326
Heineken NV	5,230	588,037
Pernod Ricard SA	5,066	806,972
Remy Cointreau SA	595	78,305
		3,873,135
Building Materials - 1.2%
Buzzi Unicem SpA	1,703	50,005
Buzzi Unicem SpA - Savings Shares	963	16,213
Cie de Saint-Gobain	11,850	688,764
HeidelbergCement AG	3,571	386,965
Imerys SA	864	92,574
Kingspan Group PLC	3,571	164,930
Titan Cement Co SA	1,024	31,402
		1,430,853
Chemicals - 6.5%
Air Liquide SA	10,031	1,351,888
Akzo Nobel NV	6,059	567,354
Arkema SA	1,672	213,608
BASF SE	21,927	2,567,733
Brenntag AG	3,680	238,590
Covestro AG (b)	2,780	319,543
Evonik Industries AG	3,612	142,607
FUCHS PETROLUB SE	809	41,031
K+S AG	4,547	127,698
Koninklijke DSM NV	4,203	434,264
LANXESS AG	2,189	190,842
Linde AG - Tender Shares (a)	1,044	254,830
Linde AG	3,410	777,309
OCI NV (a)	2,293	58,105
Solvay SA - Class A	1,670	241,655
Symrise AG	2,883	241,109
Umicore SA	4,390	230,881
Wacker Chemie AG	373	74,860
		8,073,907

Commercial Services - 1.9%
Abertis Infraestructuras SA	14,923	361,662
ALD SA (a) (b)	450	7,939
Atlantia SpA	12,761	422,705
Bureau Veritas SA	6,093	178,605
Edenred	5,581	180,227
Groupe Eurotunnel SE	10,850	152,221
Randstad Holding NV	2,618	184,883
RELX NV	21,348	474,833
Wirecard AG	2,729	339,837
		2,302,912
Computers - 1.1%
Atos SE	2,171	342,318
Capgemini SE	3,697	490,905
Gemalto NV	1,957	120,928
Ingenico Group SA	1,320	150,283
Teleperformance	1,362	206,471
		1,310,905
Cosmetics/Personal Care - 3.0%
Beiersdorf AG	2,373	281,364
L'Oreal SA	5,754	1,308,052
Unilever NV	36,775	2,129,958
		3,719,374
Distribution/Wholesale - 0.1%
Rexel SA	7,175	129,347
Diversified Financial Services - 0.6%
Amundi SA (b)	1,168	110,211
Deutsche Boerse AG	4,468	573,311
		683,522
Electric - 4.2%
A2A SpA	36,956	70,935
E.ON SE	49,348	518,269
EDP - Energias de Portugal SA	54,677	192,046
EDP Renovaveis SA	3,647	31,922
Electricite de France SA	11,520	158,403
Endesa SA	7,550	169,665
Enel SpA	185,866	1,179,201
Engie SA	39,387	683,639
Fortum OYJ	10,429	226,140
Iberdrola SA	133,619	1,087,944
Innogy SE (b)	3,035	115,682
Red Electrica Corp. SA	10,291	218,101
RWE AG (a)	11,524	230,640
Terna Rete Elettrica Nazionale SpA	33,810	203,505
Uniper SE	4,702	140,282
		5,226,374
Electrical Components & Equipment - 1.7%
Legrand SA	6,356	528,878
OSRAM Licht AG	1,950	170,344
Philips Lighting NV (b)	2,039	80,250
Prysmian SpA	5,089	179,060
Schneider Electric SE	12,674	1,187,715
		2,146,247
Electronics - 0.7%
Koninklijke Philips NV	22,463	916,436
Energy-Alternate Sources - 0.1%
Siemens Gamesa Renewable Energy SA	5,341	83,354
Engineering & Construction - 2.4%
Acciona SA	608	55,060
ACS Actividades de Construccion y Servicios SA	5,867	234,989
Aena SME SA (b)	1,525	332,193
Aeroports de Paris	682	141,660

Boskalis Westminster	1,918	76,535
Bouygues SA	4,783	265,861
Eiffage SA	1,732	210,006
Ferrovial SA	11,743	269,358
Fraport AG Frankfurt Airport Services Worldwide	857	101,337
HOCHTIEF AG	461	83,278
Vinci SA	11,122	1,201,348
		2,971,625
Entertainment - 0.1%
OPAP SA	5,041	67,594
Food - 2.6%
Carrefour SA	13,133	314,286
Casino Guichard Perrachon SA	1,361	79,571
Colruyt SA	1,551	85,826
Danone SA - ADR	69,484	1,194,430
Distribuidora Internacional de Alimentacion SA	14,608	78,006
Glanbia PLC	4,719	80,677
Jeronimo Martins SGPS SA	5,825	124,066
Kerry Group PLC - Class A	3,477	370,174
Kesko OYJ - Class B	1,596	93,033
Koninklijke Ahold Delhaize NV - ADR	30,036	669,803
METRO AG	3,930	85,388
Parmalat SpA	4,564	17,708
Suedzucker AG	1,837	34,986
		3,227,954
Food Service - 0.3%
Elior Group SA (b)	3,130	72,125
Sodexo SA	2,063	264,714
		336,839
Forest Products & Paper - 0.5%
Stora Enso OYJ - Class R	13,105	224,860
UPM-Kymmene OYJ	12,762	430,026
		654,886
Gas - 0.7%
Enagas SA	5,416	147,598
Gas Natural SDG SA	7,359	169,987
Italgas SpA	11,677	72,111
Rubis SCA	1,829	134,886
Snam SpA	56,636	275,572
		800,154
Healthcare-Products - 0.7%
Essilor International SA	4,864	690,854
QIAGEN NV (a)	5,343	178,711
Sartorius Stedim Biotech	574	49,743
		919,308
Healthcare-Services - 1.4%
BioMerieux	954	90,373
Eurofins Scientific SE	227	147,963
Fresenius Medical Care AG & Co KGaA - ADR (c)	9,884	568,429
Fresenius SE & Co KGaA	9,700	848,798
Orpea	1,007	125,775
		1,781,338
Holding Companies-Diversified - 0.4%
Ackermans & van Haaren NV	533	99,329
Bollore SA	23,474	136,395
Sofina SA	378	65,891
Wendel SA	693	129,146
		430,761
Home Furnishings - 0.2%
Rational AG	81	56,920
SEB SA	615	127,056
		183,976

Household Products/Wares - 0.3%
Henkel AG & Co. KGaA	2,808	351,418
Societe BIC SA	615	70,477
		421,895
Insurance - 6.6%
Aegon NV	42,741	292,284
Ageas	4,610	243,481
Allianz SE - ADR	106,447	2,695,238
ASR Nederland NV	2,942	128,574
Assicurazioni Generali SpA	31,340	621,399
AXA SA	45,285	1,489,653
CNP Assurances	3,850	98,659
Euler Hermes Group	378	57,256
Grupo Catalana Occidente SA	1,062	49,709
Hannover Rueck SE	1,438	196,568
Mapfre SA	23,842	84,689
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	3,222	758,256
NN Group NV	8,121	383,142
Poste Italiane SpA (b)	10,942	90,531
Sampo OYJ - Class A	11,246	653,029
SCOR SE	3,729	166,903
Talanx AG	906	40,090
UnipolSai Assicurazioni SpA	23,446	60,577
Vienna Insurance Group AG Wiener Versicherung Gruppe	910	32,245
		8,142,283
Internet - 0.3%
Delivery Hero AG (a) (b)	198	8,496
Iliad SA	574	148,517
United Internet AG	2,788	203,188
		360,201
Investment Companies - 0.3%
Corp. Financiera Alba SA	429	26,791
EXOR NV	2,555	197,373
Groupe Bruxelles Lambert SA	1,719	202,497
		426,661
Iron/Steel - 0.9%
Acerinox SA	3,349	49,251
ArcelorMittal (a)	14,394	522,279
ThyssenKrupp AG	10,360	325,937
Voestalpine AG	2,701	175,318
		1,072,785
Lodging - 0.2%
Accor SA	4,164	237,037
Machinery-Diversified - 1.4%
Alstom SA	3,640	159,756
ANDRITZ AG	1,711	102,646
CNH Industrial NV	23,003	340,287
GEA Group AG	4,161	206,800
KION Group AG	1,680	154,184
Kone OYJ - Class B	9,088	520,159
MAN SE	835	99,316
Metso OYJ	2,510	87,724
Zardoya Otis SA	4,348	49,664
		1,720,536
Media - 1.6%
Altice NV - Class A (a)	14,780	158,839
Altice NV - Class B (a)	2,044	21,939
Axel Springer SE	1,065	93,550
Lagardere SCA	2,728	85,081
Mediaset Espana Comunicacion SA	4,319	48,840

Mediaset SpA (a)	8,347	33,183
ProSiebenSat.1 Media SE	5,478	209,411
RTL Group SA	912	77,336
Telenet Group Holding NV (a)	1,143	87,913
Vivendi SA	25,559	749,850
Wolters Kluwer NV	6,836	361,813
		1,927,755
Metal Fabricate/Hardware - 0.2%
Tenaris SA - ADR (c)	5,164	180,740
Miscellaneous Manufacturing - 2.4%
Siemens AG - ADR (c)	35,854	2,733,867
Wartsila OYJ Abp	3,690	252,249
		2,986,116
Oil & Gas - 4.4%
Eni SpA - ADR	29,519	1,069,178
Galp Energia SGPS SA	12,331	235,309
Hellenic Petroleum SA	1,504	16,414
Motor Oil Hellas Corinth Refineries SA	1,319	32,998
Neste OYJ	3,018	208,634
OMV AG	3,396	218,659
Repsol SA	28,294	532,374
TOTAL SA - ADR	52,773	3,063,987
		5,377,553
Oil & Gas Services - 0.3%
Saipem SpA (a)	13,665	63,978
TechnipFMC Plc	10,966	353,988
		417,966
Packaging & Containers - 0.1%
Huhtamaki OYJ	2,420	103,267
Pharmaceuticals - 4.9%
Bayer AG - ADR	78,560	2,574,411
Grifols SA	7,893	253,908
Ipsen SA	831	116,534
Merck KGaA	3,092	337,900
Orion OYJ - Class B	2,423	97,168
Recordati SpA	2,386	108,630
Sanofi - ADR (c)	51,943	2,281,856
UCB SA	2,873	250,403
		6,020,810
Pipelines - 0.1%
Koninklijke Vopak NV	1,589	71,791
Private Equity - 0.1%
Eurazeo SA	1,052	110,694
Real Estate - 0.9%
Deutsche Wohnen SE	8,443	381,562
LEG Immobilien AG	1,511	170,378
Vonovia SE	11,620	572,892
		1,124,832
Retail - 2.1%
CECONOMY AG	3,894	56,009
FF Group (a)	828	19,820
Fielmann AG	604	52,868
GrandVision NV (b)	1,171	27,260
HUGO BOSS AG	1,519	139,521
Industria de Diseno Textil SA	25,164	901,972
JUMBO SA	2,402	47,477
Kering	1,762	892,113
Luxottica Group SpA	3,766	242,202
Salvatore Ferragamo SpA	1,033	29,062
Zalando SE (a) (b)	2,503	146,617
		2,554,921

Semiconductors - 2.2%
ASML Holding NV	7,514	1,522,503
Infineon Technologies AG	27,071	786,815
STMicroelectronics NV	14,983	357,721
		2,667,039
Software - 3.0%
Amadeus IT Holding SA	9,898	767,813
Dassault Systemes SE	3,091	356,441
SAP SE - ADR (c)	21,606	2,446,879
Ubisoft Entertainment SA (a)	1,821	155,865
		3,726,998
Telecommunications - 4.3%
Cellnex Telecom SA (b)	3,658	98,780
Deutsche Telekom AG	77,335	1,356,224
Elisa OYJ	3,425	145,685
Eutelsat Communications SA	4,139	91,060
Hellenic Telecommunications Organization SA	5,815	91,329
Koninklijke KPN NV	73,427	257,082
Nokia OYJ - ADR (c)	132,268	636,209
Orange SA - ADR	44,763	813,344
Proximus SADP	3,336	112,492
SES SA	8,440	131,718
Telecom Italia SpA (a)	271,147	244,135
Telecom Italia SpA - Savings Shares	143,679	109,814
Telefonica Deutschland Holding AG	16,090	81,305
Telefonica SA - ADR	106,940	1,095,065
Telekom Austria AG	3,308	31,994
		5,296,236
Transportation - 0.9%
bpost SA	2,390	79,465
Deutsche Post AG	22,847	1,079,888
		1,159,353
Water - 0.3%
Suez	8,709	129,861
Veolia Environnement SA	11,684	294,334
		424,195
TOTAL COMMON STOCKS (Cost $106,368,880)		119,579,090

PREFERRED STOCKS - 1.9%
Auto Manufacturers - 1.1%
Bayerische Motoren Werke AG	1,290	126,047
Porsche Automobil Holding SE	3,637	335,957
Volkswagen AG	4,385	963,737
		1,425,741
Chemicals - 0.1%
FUCHS PETROLUB SE	1,664	90,902
Electric - 0.0%
RWE AG	763	13,357

Electronics - 0.1%
Sartorius AG	831	99,305
Household Products/Wares - 0.5%
Henkel AG & Co. KGaA	4,185	585,060
Pharmaceuticals - 0.1%
Grifols SA - Class B	6,113	150,730
TOTAL PREFERRED STOCKS (Cost $1,992,335)		2,365,095

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Fonciere Des Regions	933	102,458
Gecina SA	1,066	208,054
ICADE	835	90,504
Klepierre	4,873	222,583
Merlin Properties Socimi SA	7,912	113,851
Unibail-Rodamco SE	2,366	606,893
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,257,008)		1,344,343

RIGHTS - 0.0% (d)
UniCredit SpA RTS (a) (e)	49,146	–
TOTAL RIGHTS (Cost $208)		–

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (f)	94,663	94,663
TOTAL SHORT-TERM INVESTMENTS (Cost $94,663)		94,663

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.5%
Mount Vernon Liquid Assets Portfolio, 1.630% (c)	6,766,549	6,766,549
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,766,549)		6,766,549

Total Investments (Cost $116,479,643) - 105.5%		130,149,740
Liabilities in Excess of Other Assets - (5.5)%		(6,739,089)
TOTAL NET ASSETS - 100.0%		$123,410,651

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $1,726,621 or 1.40% of net assets.

(c)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $6,665,618 or 5.4% of net assets.
(d)	Less than 0.05%.
(e)
As of January 31, 2018, the Fund fair valued this security.This security is deemed illiquid according to the Fund's liquidity guidelines. The total value of this security was $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(f)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$116,479,643
Gross unrealized appreciation	14,936,406
Gross unrealized depreciation	(1,266,309)
Net unrealized appreciation	$13,670,097

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.4%
Australia - 7.2%
Amcor Ltd.	43,961	$515,771
Aurizon Holdings Ltd.	94,153	355,065
BHP Billiton Ltd. - ADR (a)	67,063	3,287,428
Coca-Cola Amatil Ltd.	45,750	308,932
Fortescue Metals Group Ltd.	331,532	1,325,060
GPT Group	86,830	351,938
Mirvac Group	170,053	301,464
South32 Ltd.	222,716	685,556
Stockland	141,314	480,536
Wesfarmers Ltd.	62,071	2,191,241
Woodside Petroleum Ltd.	36,676	978,815
		10,781,806
Canada - 1.3%
BCE, Inc.	43,312	2,024,836
Finland - 1.2%
Kone OYJ - Class B	18,551	1,061,781
UPM-Kymmene OYJ	20,582	693,529
		1,755,310
France - 6.5%
Orange SA - ADR	118,022	2,144,460
Publicis Groupe SA	7,669	530,157
Renault SA	11,323	1,245,131
Sanofi - ADR	65,157	2,862,347
TOTAL SA - ADR	50,681	2,942,539
		9,724,634
Germany - 4.2%
BASF SE	25,864	3,028,770
Siemens AG - ADR (a)	42,953	3,275,166
		6,303,936
Hong Kong - 2.7%
CLP Holdings Ltd.	97,939	999,716
NWS Holdings Ltd.	220,628	429,825
PCCW Ltd.	528,646	304,781
Power Assets Holdings Ltd.	97,282	864,920
Sun Art Retail Group Ltd.	305,922	415,318
Swire Pacific Ltd. - Class A	45,352	453,656
WH Group Ltd. (b)	512,582	634,941
		4,103,157
Israel - 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	241,981	399,463
Israel Chemicals Ltd.	48,133	202,833
Teva Pharmaceutical Industries Ltd. - ADR (a)	80,994	1,653,087
		2,255,383
Italy - 0.3%
PRADA SpA	107,892	440,663
Japan - 10.3%
Bridgestone Corp.	22,785	1,107,421
Canon, Inc. - ADR (c)	41,689	1,676,732
Fuji Heavy Industries Ltd.	32,872	1,089,410
ITOCHU Corp.	52,044	1,019,713
Japan Tobacco, Inc.	71,798	2,375,510
KDDI Corp.	74,612	1,881,532
Lawson, Inc.	3,649	246,676
Marubeni Corp.	66,391	497,583
Mitsubishi Corp.	59,589	1,664,802
Mitsui & Co. Ltd.	68,676	1,204,047
NTT DOCOMO, Inc. - ADR	110,027	2,745,174
		15,508,600
Jersey - 1.0%
United Co RUSAL PLC	537,073	389,967
WPP PLC - ADR (a)	12,230	1,105,592
		1,495,559
Luxembourg - 0.4%
RTL Group SA	7,921	671,688
Macau - 1.8%
Sands China Ltd.	454,952	2,710,177
Netherlands - 0.9%
Koninklijke Ahold Delhaize NV - ADR	39,446	879,646
Koninklijke KPN NV	144,979	507,599
1,387,245

New Zealand - 0.5%
Meridian Energy Ltd.	163,773	350,009
Spark New Zealand Ltd.	146,453	387,465
		737,474
Norway - 3.2%
Statoil ASA - ADR (a)	138,676	3,250,565
Telenor ASA	67,850	1,588,674
		4,839,239
Republic of Korea - 0.5%
SK Telecom Co Ltd. - ADR	24,516	674,680
South Korea - 0.3%
KT&G Corp.	3,872	386,166
Spain - 3.2%
Ferrovial SA	23,952	549,405
Gas Natural SDG SA	43,857	1,013,061
Repsol SA	63,454	1,193,938
Telefonica SA - ADR	197,832	2,025,800
		4,782,204
Switzerland - 6.0%
ABB Ltd. - ADR (a)	69,949	1,949,478
Novartis AG - ADR	33,195	2,989,542
Roche Holding AG - ADR	89,551	2,776,081
Swisscom AG	2,383	1,301,657
		9,016,758
United Kingdom - 13.0%
BAE Systems PLC - ADR	33,586	1,148,977
BT Group PLC - ADR	120,762	2,265,495
Centrica PLC	475,490	900,953
GlaxoSmithKline PLC - ADR	79,965	2,999,487
Imperial Brands Plc - ADR	56,106	2,354,769
International Consolidated Airlines Group SA	63,379	576,107
Rio Tinto PLC - ADR (a)	58,826	3,300,727
Royal Dutch Shell PLC - ADR (a)	42,802	3,078,748
Vodafone Group PLC - ADR	92,526	2,981,188
		19,606,451
United States - 29.4%
Archer-Daniels-Midland Co.	18,551	796,765
AT&T, Inc. (a)	77,530	2,903,498
Cardinal Health, Inc.	10,648	764,420
Cisco Systems, Inc.	75,254	3,126,051
Eaton Corp. PLC	14,474	1,215,382
Exxon Mobil Corp.	33,899	2,959,383
Ford Motor Co.	208,890	2,291,523
General Mills, Inc.	20,935	1,224,488
Gilead Sciences, Inc.	37,552	3,146,858
International Business Machines Corp.	18,285	2,993,254
Kellogg Co.	11,808	804,243
Kimberly-Clark Corp.	12,062	1,411,254
Las Vegas Sands Corp.	35,530	2,754,286
LyondellBasell Industries NV - Class A	14,298	1,713,472
Omnicom Group, Inc. (a)	7,414	568,283
Paychex, Inc. (a)	10,854	740,786
Pfizer, Inc.	77,835	2,883,008
Philip Morris International, Inc.	27,283	2,925,556
Procter & Gamble Co. (a)	31,314	2,703,651
QUALCOMM, Inc.	43,204	2,948,673
Target Corp.	24,053	1,809,267
Valero Energy Corp.	15,150	1,453,946
		44,138,047
TOTAL COMMON STOCKS (Cost $133,020,804)		143,344,013

REAL ESTATE INVESTMENT TRUSTS - 4.3%
Australia - 0.6%
Dexus	48,226	370,341
Vicinity Centres	263,519	571,206
		941,547
United States - 3.7%
AvalonBay Communities, Inc.	4,592	782,477
Public Storage, Inc. (a)	7,064	1,382,849
Simon Property Group, Inc.	14,366	2,346,973
Ventas, Inc.	18,357	1,027,441
		5,539,740
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,699,885)		6,481,287

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (d)	203,936	203,936
TOTAL SHORT-TERM INVESTMENTS (Cost $203,936)		203,936

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.3%
Mount Vernon Liquid Assets Portfolio, 1.630% (a)	17,004,158	17,004,158
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,004,158)		17,004,158

Total Investments (Cost $156,928,783) - 111.1%		167,033,394
Liabilities in Excess of Other Assets - (11.1)%		(16,731,580)
TOTAL NET ASSETS - 100.0%		$150,301,814

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $16,637,144 or 11.1% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $634,941 or 0.42% of net assets.

(c)	Non-income producing security.
(d)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$156,928,783
Gross unrealized appreciation	12,767,621
Gross unrealized depreciation	(2,663,010)
Net unrealized appreciation	$10,104,611

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 94.3%
Advertising - 1.1%
Omnicom Group, Inc.	2,964	$227,191
Aerospace/Defense - 2.4%
Boeing Co.	1,352	479,108
Airlines - 0.9%
Alaska Air Group, Inc.	1,327	87,224
Copa Holdings SA	662	91,574
		178,798
Apparel - 2.4%
Hanesbrands, Inc. (b)	5,321	115,572
Michael Kors Holdings Ltd. (a)	2,616	172,656
Ralph Lauren Corp.	1,705	194,899
		483,127
Auto Manufacturers - 1.6%
Ford Motor Co.	28,731	315,179
Auto Parts & Equipment - 1.5%
Allison Transmission Holdings, Inc.	2,457	108,698
Lear Corp.	997	192,560
		301,258
Biotechnology - 5.2%
Amgen, Inc. (b)	2,039	379,356
Bioverativ, Inc. (a)	1,484	152,941
Gilead Sciences, Inc.	4,827	404,503
United Therapeutics Corp. (a)	832	107,328
		1,044,128
Chemicals - 2.7%
Huntsman Corp.	3,727	128,842
LyondellBasell Industries NV - Class A	3,494	418,721
		547,563
Commercial Services - 1.9%
Euronet Worldwide, Inc. (a)	540	50,690
Graham Holdings Co. - Class B	78	46,367
H&R Block, Inc.	3,447	91,483
Live Nation Entertainment, Inc. (a)	2,452	110,487
Robert Half International, Inc.	1,263	73,103
		372,130
Computers - 7.8%
Fortinet, Inc. (a)	1,615	74,355
HP, Inc.	16,881	393,665
International Business Machines Corp.	2,335	382,239
NCR Corp. (a)	2,786	104,503
NetApp, Inc.	3,073	188,990
Western Digital Corp.	4,582	407,706
		1,551,458

Diversified Financial Services - 2.0%
Alliance Data Systems Corp.	1,554	398,850
Electronics - 0.8%
Gentex Corp.	2,945	69,738
Jabil, Inc. (b)	3,224	81,986
		151,724
Energy-Alternate Sources - 0.8%
First Solar, Inc. (a)	2,369	159,126
Engineering & Construction - 1.5%
AECOM (a)	2,730	106,770
Fluor Corp.	1,813	110,049
Jacobs Engineering Group, Inc.	1,190	82,658
		299,477
Entertainment - 0.6%
Lions Gate Entertainment Corp. (a) (b)	3,291	111,367
Forest Products & Paper - 0.3%
Domtar Corp.	1,126	57,831
Hand/Machine Tools - 0.2%
Regal Beloit Corp.	610	47,519
Healthcare-Services - 0.4%
MEDNAX, Inc. (a)	1,340	70,765
Home Builders - 0.7%
Toll Brothers, Inc.	2,846	132,567
Internet - 3.0%
Expedia, Inc.	1,717	219,793
F5 Networks, Inc. (a)	894	129,219
Palo Alto Networks, Inc. (a)	908	143,346
VeriSign, Inc. (a)	956	109,863
		602,221
Leisure Time - 3.1%
Harley-Davidson, Inc. (b)	3,368	163,213
Polaris Industries, Inc.	671	75,830
Royal Caribbean Cruises Ltd.	2,886	385,425
		624,468
Media - 4.2%
Discovery Communications, Inc. - Class A (a) (b)	14,344	359,604
News Corp. - Class A	5,150	88,117
TEGNA, Inc.	6,241	90,307
Viacom, Inc. - Class B	8,804	294,230
		832,258
Mining - 4.4%
Alcoa Corp. (a)	2,487	129,374
Freeport-McMoRan, Inc. (a)	25,779	502,690
Newmont Mining Corp.	6,186	250,595
		882,659
Office/Business Equipment - 0.4%
Pitney Bowes, Inc.	6,065	85,577
Oil & Gas - 2.7%
HollyFrontier Corp.	2,511	120,428
Valero Energy Corp.	4,294	412,095
		532,523

Pharmaceuticals - 7.1%
Cardinal Health, Inc.	5,500	394,845
Express Scripts Holding Co. (a)	5,613	444,437
Herbalife Ltd. (a) (b)	1,018	84,484
Mallinckrodt PLC (a)	3,425	61,855
McKesson Corp.	2,470	417,134
		1,402,755
Retail - 17.5%
Bed Bath & Beyond, Inc.	4,499	103,837
Best Buy Co., Inc. (b)	3,780	276,167
CVS Health Corp. (b)	4,841	380,938
Dick's Sporting Goods, Inc.	1,351	42,502
Foot Locker, Inc. (b)	1,627	79,967
GameStop Corp. - Class A (b)	4,888	82,167
Gap, Inc.	4,880	162,211
Kohl's Corp. (b)	2,995	193,986
Liberty Interactive Corp. QVC Group - Class A (a)	9,061	254,524
Lowe's Cos., Inc.	4,287	448,978
Macy's, Inc. (b)	6,608	171,478
Michaels Cos., Inc. (a) (b)	3,339	89,719
Nordstrom, Inc.	2,309	113,857
Sally Beauty Holdings, Inc. (a) (b)	2,561	42,538
Signet Jewelers Ltd. (b)	1,628	86,121
Target Corp.	6,075	456,962
Urban Outfitters, Inc. (a)	1,444	49,255
Walgreens Boots Alliance, Inc.	5,058	380,665
Williams-Sonoma, Inc.	1,071	54,867
		3,470,739
Semiconductors - 9.9%
Applied Materials, Inc.	7,006	375,732
KLA-Tencor Corp.	2,019	221,686
Lam Research Corp.	1,943	372,123
Maxim Integrated Products, Inc.	2,689	164,029
Micron Technology, Inc. (a)	8,696	380,189
ON Semiconductor Corp. (a) (b)	7,158	177,089
Skyworks Solutions, Inc. (b)	1,929	187,518
Teradyne, Inc. (b)	1,802	82,604
		1,960,970
Software - 3.8%
CA, Inc.	6,260	224,421
Citrix Systems, Inc. (a)	1,577	146,283
Oracle Corp.	7,331	378,206
		748,910
Telecommunications - 3.4%
ARRIS International PLC (a)	3,159	79,923
Cisco Systems, Inc.	9,613	399,324
Juniper Networks, Inc.	7,395	193,379
		672,626
TOTAL COMMON STOCKS (Cost $16,527,449)		18,744,872

REAL ESTATE INVESTMENT TRUSTS - 5.5%
Annaly Capital Management, Inc.	30,682	323,388
AvalonBay Communities, Inc.	1,993	339,607
CoreCivic, Inc.	1,782	41,360
Corporate Office Properties Trust	1,707	46,601
Taubman Centers, Inc.	1,658	102,216
Vornado Realty Trust	3,335	239,053
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,183,647)		1,092,225

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (c)	34,597	34,597
TOTAL SHORT-TERM INVESTMENTS (Cost $34,597)		34,597

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.9%
Mount Vernon Liquid Assets Portfolio, 1.630% (b)	2,963,240	2,963,240
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,963,240)		2,963,240

Total Investments (Cost $20,708,933) - 114.9%		22,834,934
Liabilities in Excess of Other Assets - (14.9)%		(2,955,267)
TOTAL NET ASSETS - 100.0%		$19,879,667

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $2,846,796 or 14.3% of net assets.
(c)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$20,708,933
Gross unrealized appreciation	2,451,753
Gross unrealized depreciation	(325,752)
Net unrealized appreciation	$2,126,001

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.0%
Apparel - 2.5%
Crocs, Inc. (a)	1,917	$25,899
Oxford Industries, Inc.	385	30,338
Perry Ellis International, Inc. (a)	344	8,249
		64,486
Auto Manufacturers - 1.6%
Wabash National Corp.	1,599	41,302
Biotechnology - 2.3%
AMAG Pharmaceuticals, Inc. (a) (b)	1,692	24,280
Innoviva, Inc. (a) (b)	2,544	37,117
		61,397
Building Materials - 0.8%
Gibraltar Industries, Inc. (a)	567	21,036
Chemicals - 4.1%
Aceto Corp.	2,002	22,042
Innophos Holdings, Inc.	445	20,590
Rayonier Advanced Materials, Inc.	1,432	27,093
Stepan Co.	473	37,093
		106,818
Coal - 1.2%
SunCoke Energy, Inc. (a)	2,852	31,657
Commercial Services - 5.3%
American Public Education, Inc. (a)	305	7,747
FTI Consulting, Inc. (a)	785	34,124
Heidrick & Struggles International, Inc.	260	6,864
Insperity, Inc.	633	38,771
LSC Communications, Inc.	1,608	21,998
TrueBlue, Inc. (a)	1,051	28,745
		138,249
Computers - 3.9%
CACI International, Inc. (a)	390	54,814
Electronics For Imaging, Inc. (a)	938	27,427
Sykes Enterprises, Inc. (a)	683	21,187
		103,428
Distribution/Wholesale - 2.1%
Essendant, Inc.	5,983	54,146
Diversified Financial Services - 1.6%
WageWorks, Inc. (a)	702	42,506
Electrical Components & Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	677	48,155
Powell Industries, Inc.	340	11,081
		59,236
Electronics - 8.5%
Benchmark Electronics, Inc. (a)	869	25,157
Brady Corp.	947	36,223
KEMET Corp. (a)	1,106	22,518
Methode Electronics, Inc.	664	27,124
Plexus Corp. (a)	629	37,583
Sanmina Corp. (a)	1,284	33,577
TTM Technologies, Inc. (a)	2,491	41,077
		223,259
Energy-Alternate Sources - 0.9%
FutureFuel Corp.	936	12,543
REX American Resources Corp. (a)	134	10,941
		23,484
Healthcare-Products - 1.6%
Analogic Corp.	183	15,171
AngioDynamics, Inc. (a)	816	14,207
Meridian Bioscience, Inc.	753	11,784
		41,162
Healthcare-Services - 1.1%
Tivity Health, Inc. (a)	751	29,101
Home Builders - 2.1%
MDC Holdings, Inc.	1,599	53,902
Home Furnishings - 2.1%
Daktronics, Inc.	704	6,519
Ethan Allen Interiors, Inc.	557	13,842
Sleep Number Corp. (a)	949	35,720
		56,081

Internet - 7.8%
Blucora, Inc. (a)	1,064	25,962
DHI Group, Inc. (a)	3,911	7,040
New Media Investment Group, Inc.	1,715	28,983
NIC, Inc.	1,080	17,928
Perficient, Inc. (a)	752	14,566
Shutterfly, Inc. (a)	739	50,363
Stamps.com, Inc. (a) (b)	302	61,563
		206,405
Leisure Time - 3.2%
Callaway Golf Co.	1,619	23,913
Nautilus, Inc. (a)	927	11,912
Vista Outdoor, Inc. (a)	3,236	49,025
		84,850
Media - 1.8%
Gannett Co., Inc.	4,091	48,274
Mining - 1.4%
Kaiser Aluminum Corp.	329	36,269
Miscellaneous Manufacturing - 3.0%
Hillenbrand, Inc.	1,132	50,148
Myers Industries, Inc.	649	13,629
Sturm Ruger & Co, Inc.	297	15,726
		79,503
Oil & Gas Services - 0.4%
Geospace Technologies Corp. (a)	161	2,215
Matrix Service Co. (a)	433	7,751
		9,966
Pharmaceuticals - 2.7%
Depomed, Inc. (a)	2,530	18,595
Diplomat Pharmacy, Inc. (a)	1,272	34,331
Eagle Pharmaceuticals Inc/DE (a)	319	19,067
		71,993
Retail - 20.8%
Abercrombie & Fitch Co.	991	20,524
Ascena Retail Group, Inc. (a)	14,315	30,920
Barnes & Noble Education, Inc. (a)	1,908	12,688
Caleres, Inc.	1,051	31,152
Chico's FAS, Inc. (b)	4,462	42,434
DSW, Inc.	2,293	45,929
Express, Inc. (a)	2,936	20,493
Francesca's Holdings Corp. (a)	856	4,990
Haverty Furniture Cos, Inc.	499	11,128
Hibbett Sports, Inc. (a)	1,043	23,572
La-Z-Boy, Inc.	1,071	32,291
Movado Group, Inc.	499	15,269
RH (a)	488	45,867
Ruth's Hospitality Group, Inc.	549	13,011
Shoe Carnival, Inc.	337	7,700
Tailored Brands, Inc.	2,626	63,523
The Buckle, Inc. (b)	1,626	32,601
The Cato Corp.	947	11,250
The Children's Place, Inc. (b)	332	49,734
The Finish Line, Inc.	1,315	14,899
Vera Bradley, Inc. (a)	837	7,776
Zumiez, Inc. (a)	478	9,919
		547,670
Semiconductors - 3.9%
Cabot Microelectronics Corp.	375	38,209
Kulicke & Soffa Industries, Inc. (a)	1,309	30,120
Photronics, Inc. (a)	1,954	16,413
Rudolph Technologies, Inc. (a)	685	17,947
		102,689
Software - 4.5%
CSG Systems International, Inc.	584	26,379
ManTech International Corp. VA	647	33,689
MicroStrategy, Inc. (a)	133	18,318
Quality Systems, Inc. (a)	1,394	18,122
Synchronoss Technologies, Inc. (a) (b)	2,612	21,001
		117,509
Telecommunications - 2.3%
Comtech Telecommunications Corp.	801	17,326
NETGEAR, Inc. (a)	396	27,601
Oclaro, Inc. (a) (b)	2,187	12,991
Spok Holdings, Inc.	236	3,681
		61,599

Transportation - 0.3%
Roadrunner Transportation Systems, Inc. (a)	1,511	8,416
Trucking & Leasing - 1.9%
The Greenbrier Cos., Inc. (b)	1,016	50,952
TOTAL COMMON STOCKS (Cost $2,409,857)		2,577,345

REAL ESTATE INVESTMENT TRUSTS - 1.9%
CBL & Associates Properties, Inc. (b)	9,059	50,368
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $66,564)		50,368

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (c)	5,526	5,526
TOTAL SHORT-TERM INVESTMENTS (Cost $5,526)		5,526

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.1%
Mount Vernon Liquid Assets Portfolio, 1.630% (b)	370,105	370,105
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $370,105)		370,105

Total Investments (Cost $2,852,052) - 114.2%		3,003,344
Liabilities in Excess of Other Assets - (14.2)%		(373,613)
TOTAL NET ASSETS - 100.0%		$2,629,731

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $356,559 or 13.6% of net assets.
(c)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$2,852,052
Gross unrealized appreciation	253,824
Gross unrealized depreciation	(102,532)
Net unrealized appreciation	$151,292

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 100.0%
Australia - 9.7%
BHP Billiton Ltd. - ADR	2,638	$129,315
BlueScope Steel Ltd.	2,229	26,044
Fortescue Metals Group Ltd.	32,357	129,324
Newcrest Mining Ltd.	1,944	35,512
Qantas Airways Ltd.	9,309	39,531
South32 Ltd.	30,772	94,721
Woodside Petroleum Ltd.	4,691	125,194
		579,641
Britain - 2.7%
Fiat Chrysler Automobiles NV (a)	6,595	159,356
Canada - 2.9%
Magna International, Inc.	1,338	76,467
Teck Resources Ltd.	3,407	98,973
		175,440
Denmark - 1.7%
Pandora A/S	321	30,437
Vestas Wind Systems A/S	1,019	69,526
		99,963
Finland - 1.1%
UPM-Kymmene OYJ	1,954	65,842
France - 8.4%
Arkema SA	209	26,701
Capgemini SE	427	56,699
Orange SA	6,448	116,441
Peugeot SA	3,883	87,211
Publicis Groupe SA	690	47,700
Sanofi - ADR	2,532	111,231
Thales SA	486	54,523
		500,506
Germany - 6.2%
BASF SE	1,006	117,806
Covestro AG (b)	683	78,506
Deutsche Lufthansa AG	2,705	96,521
ProSiebenSat.1 Media SE	2,001	76,494
		369,327
Hong Kong - 2.4%
Galaxy Entertainment Group Ltd.	10,174	90,130
WH Group Ltd. (b)	42,382	52,499
		142,629
Italy - 1.7%
Leonardo SpA	2,729	32,933
Pirelli & C SpA (a) (b)	4,183	40,301
Saipem SpA (a)	5,490	25,704
		98,938
Japan - 30.2%
Astellas Pharma, Inc. - ADR (a)	6,442	84,970
Bridgestone Corp.	2,117	102,893
Canon, Inc. - ADR (a)	2,941	118,287
DeNA Co Ltd.	286	6,190
Ebara Corp.	300	12,284
Fuji Electric Co Ltd.	2,186	17,981
Fuji Heavy Industries Ltd.	2,073	68,701
FUJIFILM Holdings Corp.	1,591	61,063
Haseko Corp.	1,895	29,578
Hitachi Construction Machinery Co. Ltd.	640	28,638
Hoya Corp.	784	39,994
Japan Tobacco, Inc.	3,381	111,864
Kajima Corp.	5,874	58,057
KDDI Corp.	3,922	98,903
Koito Manufacturing Co. Ltd.	383	26,909
Kuraray Co. Ltd.	860	16,070
Mazda Motor Corp.	1,939	27,166
MINEBEA MITSUMI, Inc.	990	22,372
Mitsubishi Corp.	4,443	124,129
Mitsui Chemicals, Inc.	684	21,459
Nexon Co. Ltd.	1,015	33,703
Nikon Corp.	1,413	27,401

NTT DOCOMO, Inc. - ADR	4,304	107,385
Obayashi Corp.	3,532	42,447
Persol Holdings Co Ltd.	535	13,315
SCREEN Holdings Co. Ltd.	134	11,636
Secom Co Ltd.	585	44,702
Shimizu Corp.	3,916	40,068
Sony Corp. - ADR	2,422	116,111
Sumitomo Rubber Industries Ltd.	1,591	30,852
Suzuki Motor Corp.	1,525	86,999
Taisei Corp.	1,530	77,782
Teijin Ltd.	683	15,084
Tosoh Corp.	1,413	32,358
Ulvac, Inc.	177	11,819
Yamaha Motor Co. Ltd.	998	33,093
		1,802,263
Jersey - 1.4%
WPP PLC - ADR (c)	903	81,631
Netherlands - 1.7%
Gemalto NV	345	21,319
Koninklijke Ahold Delhaize NV	3,649	81,412
		102,731
Norway - 1.9%
Telenor ASA	4,763	111,523
Republic of Korea - 4.0%
Hanwha Chemical Corp.	649	21,393
Hyundai Mobis Co. Ltd.	206	47,746
Lotte Chemical Corp.	98	38,545
Samsung Heavy Industries Co Ltd. (a)	2,541	21,868
SK Hynix, Inc.	1,569	107,994
		237,546
South Korea - 0.7%
KT&G Corp.	445	44,381
Spain - 5.4%
ACS Actividades de Construccion y Servicios SA	1,270	50,867
Enagas SA	1,819	49,572
Gas Natural SDG SA	4,746	109,629
Repsol SA	6,083	114,456
		324,524
Sweden - 1.0%
Boliden AB	955	34,637
Electrolux AB	789	27,856
		62,493
Switzerland - 0.7%
Adecco Group AG	482	39,668
United Kingdom - 16.2%
Anglo American PLC	5,922	143,665
Antofagasta PLC	2,724	36,008
Barratt Developments PLC	2,966	24,644
Berkeley Group Holdings PLC	495	27,874
Burberry Group PLC	1,234	27,666
Centrica PLC	33,418	63,320
Imperial Brands Plc - ADR	2,695	113,109
Imperial Brands PLC	30	1,235
International Consolidated Airlines Group SA	6,039	54,894
J Sainsbury PLC	9,096	32,610
Marks & Spencer Group PLC	6,349	27,161
Next PLC	499	36,077
Persimmon PLC	1,105	39,255
Rio Tinto PLC - ADR (c)	2,304	129,277
Royal Mail PLC	3,256	21,705
Smiths Group PLC	962	21,834
Tate & Lyle PLC	1,146	10,443
Taylor Wimpey PLC	14,171	38,350
Vodafone Group PLC - ADR	3,658	117,861
		966,988
TOTAL COMMON STOCKS (Cost $5,438,982)		5,965,390

SHORT-TERM INVESTMENTS - 0.0% (d)
Money Market Funds - 0.0% (d)
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (e)	1,306	1,306
TOTAL SHORT-TERM INVESTMENTS (Cost $1,306)		1,306

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.1%
Mount Vernon Liquid Assets Portfolio, 1.630% (c)	185,731	185,731
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $185,731)		185,731

Total Investments (Cost $5,626,019) - 103.1%		6,152,427
Liabilities in Excess of Other Assets - (3.1)%		(182,415)
TOTAL NET ASSETS - 100.0%		$5,970,012

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $171,306 or 2.87% of net assets.

(c)	All or portion of this security is on loan as of January 31, 2018. The Total value of securities on loan is $180,940 or 3.03% of net assets.
(d)	Less than 0.05%.
(e)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$5,626,019
Gross unrealized appreciation	630,780
Gross unrealized depreciation	(104,372)
Net unrealized appreciation	$526,408

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer WealthShield ETF
Schedule of Investments
January 31, 2018 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Banks - 10.9%
Bank of America Corp.	20,911	$669,152
Bank of New York Mellon Corp.	2,207	125,137
BB&T Corp.	1,704	94,044
Capital One Financial Corp.	1,045	108,638
Citigroup, Inc.	5,698	447,179
Citizens Financial Group, Inc.	1,086	49,847
Comerica, Inc.	377	35,898
Fifth Third Bancorp	1,518	50,246
Goldman Sachs Group, Inc.	756	202,525
Huntington Bancshares, Inc.	2,383	38,557
JPMorgan Chase & Co.	7,483	865,559
KeyCorp.	2,383	50,996
M&T Bank Corp.	323	61,622
Morgan Stanley	2,998	169,537
Northern Trust Corp.	464	48,901
PNC Financial Services Group, Inc.	1,023	161,654
Regions Financial Corp.	2,500	48,075
State Street Corp.	795	87,585
SunTrust Banks, Inc.	1,023	72,326
US Bancorp	3,398	194,162
Wells Fargo & Co.	9,554	628,462
Zions Bancorp	435	23,503
		4,233,605
Building Materials - 0.9%
Martin Marietta Materials, Inc.	665	151,733
Vulcan Materials Co.	1,407	190,508
		342,241
Chemicals - 13.4%
Air Products & Chemicals, Inc.	2,319	390,450
Albemarle Corp.	1,174	131,007
CF Industries Holdings, Inc.	2,466	104,657
DowDuPont, Inc.	24,977	1,887,762
Eastman Chemical Co.	1,524	151,150
FMC Corp.	1,419	129,597
International Flavors & Fragrances, Inc.	836	125,651
LyondellBasell Industries NV - Class A	3,444	412,729
Monsanto Co.	4,685	570,633
Mosaic Co.	3,704	101,119
PPG Industries, Inc.	2,711	321,877
Praxair, Inc.	3,048	492,222
Sherwin-Williams Co.	874	364,554
		5,183,408
Commercial Services - 3.2%
Automatic Data Processing, Inc.	601	74,302
Ecolab, Inc.	2,771	381,511
Gartner, Inc. (a)	116	16,094
Global Payments, Inc.	203	22,691
Moody's Corp.	356	57,597
PayPal Holdings, Inc. (a)	6,650	567,378
S&P Global, Inc.	550	99,605
Total System Services, Inc.	232	20,616
Western Union Co.	630	13,098
		1,252,892

Computers - 4.5%
Accenture PLC	823	132,256
Apple, Inc.	6,874	1,150,914
Cognizant Technology Solutions Corp. - Class A	804	62,696
CSRA, Inc.	232	7,721
DXC Technology Co.	381	37,929
Hewlett Packard Enterprise Co.	2,131	34,948
HP, Inc.	2,296	53,543
International Business Machines Corp.	1,155	189,073
NetApp, Inc.	369	22,693
Seagate Technology PLC	398	21,970
Western Digital Corp.	406	36,126
		1,749,869
Diversified Financial Services - 5.3%
Affiliated Managers Group, Inc.	116	23,157
Alliance Data Systems Corp.	58	14,886
American Express Co.	1,549	153,971
Ameriprise Financial, Inc.	319	53,815
BlackRock, Inc.	265	148,877
Cboe Global Markets, Inc.	253	34,001
Charles Schwab Corp.	2,575	137,350
CME Group, Inc.	731	112,194
Discover Financial Services	804	64,159
E*TRADE Financial Corp. (a)	4,420	232,934
Franklin Resources, Inc.	717	30,408
Intercontinental Exchange, Inc.	1,258	92,891
Invesco Ltd.	891	32,192
MasterCard, Inc. - Class A	1,395	235,755
NASDAQ, Inc.	261	21,117
Navient Corp.	593	8,450
Raymond James Financial, Inc.	290	27,953
Synchrony Financial	1,589	63,052
T Rowe Price Group, Inc.	522	58,271
TD Ameritrade Holding Corp.	3,751	209,268
Visa, Inc. - Class A	2,430	301,879
		2,056,580
Electronics - 0.3%
Amphenol Corp. - Class A	408	37,850
Corning, Inc.	1,163	36,309
FLIR Systems, Inc.	195	9,986
TE Connectivity Ltd.	485	49,727
		133,872
Forest Products & Paper - 0.7%
International Paper Co.	4,391	276,018
Healthcare-Products - 0.0% (b)
Becton Dickinson and Co.	76	18,463
Holding Companies-Diversified - 0.1%
Leucadia National Corp.	688	18,624
Household Products/Wares - 0.3%
Avery Dennison Corp.	930	114,092

Insurance - 5.8%
Aflac, Inc.	862	76,028
Allstate Corp.	776	76,645
American International Group, Inc.	1,940	124,005
Aon PLC	551	78,336
Arthur J Gallagher & Co.	398	27,191
Assurant, Inc.	116	10,612
Berkshire Hathaway, Inc. - Class B (a)	4,150	889,677
Brighthouse Financial, Inc. (a)	203	13,045
Chubb Ltd.	1,007	157,243
Cincinnati Financial Corp.	319	24,531
Everest Re Group Ltd.	87	19,993
Hartford Financial Services Group, Inc.	765	44,951
Lincoln National Corp.	485	40,158
Loews Corp.	601	31,042
Marsh & McLennan Cos., Inc.	1,101	91,956
MetLife, Inc.	2,268	109,023
Principal Financial Group, Inc.	580	39,208
Progressive Corp.	1,268	68,599
Prudential Financial, Inc.	910	108,126
Torchmark Corp.	232	21,077
Travelers Cos., Inc.	587	88,003
Unum Group	493	26,223
Willis Towers Watson PLC	290	46,536
XL Group Ltd.	572	21,072
		2,233,280
Internet - 16.5%
8x8, Inc. (a)	4,875	86,288
Alphabet, Inc. - Class A (a)	735	868,932
Alphabet, Inc. - Class C (a)	750	877,455
Amazon.com, Inc. (a)	542	786,382
Blucora, Inc. (a)	2,966	72,370
Cogent Communications Holdings, Inc.	1,831	82,578
eBay, Inc. (a)	8,670	351,829
Endurance International Group Holdings, Inc. (a)	6,047	50,190
Expedia, Inc.	1,658	212,241
F5 Networks, Inc. (a)	87	12,575
Facebook, Inc. - Class A (a)	6,569	1,227,680
GoDaddy, Inc. - Class A (a)	3,058	168,893
Groupon, Inc. (a)	15,481	81,895
GrubHub, Inc. (a)	1,949	140,815
Netflix, Inc. (a)	2,008	542,762
NIC, Inc.	3,980	66,068
Pandora Media, Inc. (a)	13,940	66,633
Snap, Inc. (a)	7,315	98,899
Symantec Corp.	841	22,900
TripAdvisor, Inc. (a)	3,232	112,053
Twitter, Inc. (a)	9,068	234,045
VeriSign, Inc. (a)	1,566	179,965
Web.com Group, Inc. (a)	3,026	70,355
		6,413,803
Iron/Steel - 0.6%
Nucor Corp.	3,378	226,191
Mining - 1.3%
Freeport-McMoRan, Inc. (a)	14,317	279,181
Newmont Mining Corp.	5,664	229,449
		508,630

Office/Business Equipment - 0.0% (b)
Xerox Corp.	290	9,898
Oil & Gas - 15.7%
Anadarko Petroleum Corp.	2,851	171,203
Andeavor	744	80,471
Apache Corp.	1,973	88,528
Cabot Oil & Gas Corp.	2,430	64,030
Chesapeake Energy Corp. (a)	4,766	16,681
Chevron Corp.	9,955	1,247,859
Cimarex Energy Co.	498	55,876
Concho Resources, Inc. (a)	774	121,859
ConocoPhillips	6,252	367,680
Devon Energy Corp.	2,730	112,940
EOG Resources, Inc.	3,019	347,185
EQT Corp.	1,283	69,654
Exxon Mobil Corp.	22,221	1,939,893
Helmerich & Payne, Inc.	573	41,273
Hess Corp.	1,419	71,674
Marathon Oil Corp.	4,387	79,800
Marathon Petroleum Corp.	2,543	176,154
Newfield Exploration Co. (a)	1,045	33,085
Noble Energy, Inc.	2,514	76,727
Occidental Petroleum Corp.	3,997	299,655
Phillips 66	2,246	229,990
Pioneer Natural Resources Co.	888	162,424
Range Resources Corp.	1,186	16,900
Valero Energy Corp.	2,283	219,100
		6,090,641
Oil & Gas Services - 2.6%
Baker Hughes a GE Co.	2,208	70,987
Halliburton Co.	4,557	244,711
National Oilwell Varco, Inc.	1,997	73,250
Schlumberger Ltd.	7,249	533,381
TechnipFMC Plc	2,262	73,425
		995,754
Packaging & Containers - 1.4%
Ball Corp.	3,711	142,057
Packaging Corp. of America	1,001	125,756
Sealed Air Corp.	1,901	90,012
WestRock Co.	2,704	180,168
		537,993
Pipelines - 1.1%
Kinder Morgan, Inc.	10,014	180,052
ONEOK, Inc.	1,988	117,013
Williams Cos., Inc.	4,297	134,883
		431,948
Savings & Loans - 0.0% (b)
People's United Financial, Inc.	754	14,831
Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)	1,123	15,430
Analog Devices, Inc.	493	45,297
Applied Materials, Inc.	1,426	76,476
Broadcom Ltd.	551	136,664
Intel Corp.	6,266	301,645
KLA-Tencor Corp.	217	23,827
Lam Research Corp.	213	40,794
Microchip Technology, Inc.	319	30,375
Micron Technology, Inc. (a)	1,537	67,198
NVIDIA Corp.	812	199,590
Qorvo, Inc. (a)	174	12,488
QUALCOMM, Inc.	1,973	134,657
Skyworks Solutions, Inc.	253	24,594
Texas Instruments, Inc.	1,316	144,326
Xilinx, Inc.	348	25,411
		1,278,772

Software - 9.3%
2U, Inc. (a)	1,742	129,378
Activision Blizzard, Inc.	1,036	76,799
Adobe Systems, Inc. (a)	662	132,241
Akamai Technologies, Inc. (a)	3,138	210,215
ANSYS, Inc. (a)	116	18,751
Autodesk, Inc. (a)	290	33,530
Box, Inc. (a)	4,873	108,375
CA, Inc.	427	15,308
Cadence Design System, Inc. (a)	377	16,912
Citrix Systems, Inc. (a)	2,297	213,070
Cornerstone OnDemand, Inc. (a)	2,305	94,805
Ebix, Inc.	1,016	83,413
Electronic Arts, Inc. (a)	411	52,180
Fidelity National Information Services, Inc.	456	46,676
Fiserv, Inc. (a)	290	40,844
HubSpot, Inc. (a)	1,217	118,110
Intuit, Inc.	323	54,232
j2 Global, Inc.	1,471	117,665
Microsoft Corp.	10,328	981,263
New Relic, Inc. (a)	1,597	95,389
Oracle Corp.	4,074	210,178
Paychex, Inc.	435	29,689
Red Hat, Inc. (a)	232	30,480
Ribbon Communications, Inc. (a)	5,604	39,116
Salesforce.com, Inc. (a)	4,324	492,547
Synopsys, Inc. (a)	203	18,800
Veeva Systems, Inc. - Class A (a)	2,531	159,099
		3,619,065
Telecommunications - 2.7%
Arista Networks, Inc. (a)	783	215,967
Cisco Systems, Inc.	6,617	274,870
Juniper Networks, Inc.	6,569	171,779
LogMeIn, Inc.	1,186	149,199
Motorola Solutions, Inc.	224	22,279
NETGEAR, Inc. (a)	1,508	105,108
Vonage Holdings Corp. (a)	8,616	96,413
		1,035,615
TOTAL COMMON STOCKS (Cost $37,040,006)		38,776,085

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
STIT-Government & Agency Portfolio, Institutional Class, 1.240% (c)	68,337	68,337
TOTAL SHORT-TERM INVESTMENTS (Cost $68,337)		68,337

Total Investments (Cost $37,108,343) - 100.1%		38,844,422
Liabilities in Excess of Other Assets - (0.1)%		(32,416)
TOTAL NET ASSETS - 100.0%		$38,812,006

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of January 31, 2018.

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost of investments	$37,108,343
Gross unrealized appreciation	1,915,769
Gross unrealized depreciation	(179,690)
Net unrealized appreciation	$1,736,079

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the table above does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market ("Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2018:
Pacer Trendpilot US Large Cap ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 816,459,291	$ -	$ -	$ 816,459,291
Real Estate Investment Trusts	21,806,157	-	-	21,806,157
Short-Term Investments	977,363	-	-	977,363
Investments Purchased with Proceeds from Securities Lending	26,663,743	-	-	26,663,743
Total Investments in Securities	$ 865,906,554	$ -	$ -	$ 865,906,554
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot US Mid Cap ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 424,942,006	$ -	$ -	$ 424,942,006
Real Estate Investment Trusts	38,086,185	-	-	38,086,185
Short-Term Investments	542,899	-	-	542,899
Investments Purchased with Proceeds from Securities Lending	74,804,718	-	-	74,804,718
Total Investments in Securities	$ 538,375,808	$ -	$ -	$ 538,375,808
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 171,853,198	$ -	$ -	$ 171,853,198
Short-Term Investments	151,206	-	-	151,206
Investments Purchased with Proceeds from Securities Lending	6,769,843	-	-	6,769,843
Total Investments in Securities	$ 178,774,247	$ -	$ -	$ 178,774,247
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 119,579,090	$ -	$ -	$ 119,579,090
Preferred Stocks	2,365,095	-	-	2,365,095
Real Estate Investment Trusts	1,344,343	-	-	1,344,343
Rights	-	-	-	-
Short-Term Investments	94,663	-	-	94,663
Investments Purchased with Proceeds from Securities Lending	6,766,549	-	-	6,766,549
Total Investments in Securities	$ 130,149,740	$ -	$ -	$ 130,149,740
^ See Schedule of Investments for sector breakouts.
Pacer Global Cash Cows Dividend ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 143,344,013	$ -	$ -	$ 143,344,013
Real Estate Investment Trusts	6,481,287	-	-	6,481,287
Short-Term Investments	203,936	-	-	203,936
Investments Purchased with Proceeds from Securities Lending	17,004,158	-	-	17,004,158
Total Investments in Securities	$ 167,033,394	$ -	$ -	$ 167,033,394
^ See Schedule of Investments for sector breakouts.

Pacer US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,744,872	$ -	$ -	$ 18,744,872
Real Estate Investment Trusts	1,092,225	-	-	1,092,225
Short-Term Investments	34,597	-	-	34,597
Investments Purchased with Proceeds from Securities Lending	2,963,240	-	-	2,963,240
Total Investments in Securities	$ 22,834,934	$ -	$ -	$ 22,834,934
^ See Schedule of Investments for sector breakouts.
Pacer Small Cap US Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,577,345	$ -	$ -	$ 2,577,345
Real Estate Investment Trusts	50,368	-	-	50,368
Short-Term Investments	5,526	-	-	5,526
Investments Purchased with Proceeds from Securities Lending	370,105	-	-	370,105
Total Investments in Securities	$ 3,003,344	$ -	$ -	$ 3,003,344
^ See Schedule of Investments for sector breakouts.
Pacer Developed Markets International Cash Cows 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,965,390	$ -	$ -	$ 5,965,390
Short-Term Investments	1,306	-	-	1,306
Investments Purchased with Proceeds from Securities Lending	185,731	-	-	185,731
Total Investments in Securities	$ 6,152,427	$ -	$ -	$ 6,152,427
^ See Schedule of Investments for sector breakouts.
Pacer WealthShield ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 38,776,085	$ -	$ -	$ 38,776,085
Short-Term Investments	68,337	-	-	68,337
Total Investments in Securities	$ 38,844,422	$ -	$ -	$ 38,844,422
^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2018, the Funds recognized no transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Pacer Funds Trust

By (Signature and Title)  /s/ Joe Thomson
                                            Joe M. Thomson, President (Principal Executive Officer)

Date    3/13/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joe Thomson
                                              Joe M. Thomson, President (Principal Executive Officer)

Date    3/13/18

By (Signature and Title)*  /s/ Sean O’Hara
                                              Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date    3/13/18

* Print the name and title of each signing officer under his or her signature.